UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Focused Growth Fund, PGIM Quant Solutions Large-Cap Value Fund and PGIM Strategic Bond Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2025

Date of reporting period:	2/28/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Focused Growth Fund
Class A:
SPFAX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Y
ou can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class A	$109	1.02%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities appreciated during the reporting period, driven by robust economic growth fueled by resilient consumer spending, durable business investment, and strong corporate earnings. The US Federal Reserve lowered the federal funds rate to 4.3% from 5.3% between September and
December 2024, but given stronger-than-expected economic data and somewhat persistent inflationary pressures, rate cuts were paused later in the period.
■
Stock selection was strong within the communication services and consumer staples sectors, adding the most value to the Fund relative to the
Index. The Fund’s overweight to the communication services sector also helped relative results.
■
Relative returns suffered most from security selection within the information technology and consumer discretionary sectors. Stock selection within industrials and financials sectors were additional areas of relative weakness, as were overweights to health care and consumer discretionary sectors.
MF500EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	8.26%	14.59%	13.80%
Class A without sales charges	14.56%	15.89%	14.44%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Growth Index	19.75%	19.71%	16.01%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,621,942,353
Number of fund holdings	37
Total advisory fees paid for the year	$ 10,470,603
Portfolio turnover rate for the year	33%
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.1%
Software	14.6%
Interactive Media & Services	12.7%
Broadline Retail	11.2%
Entertainment	9.1%
Technology Hardware, Storage & Peripherals	6.7%
Pharmaceuticals	5.1%
Financial Services	5.0%
Consumer Staples Distribution & Retail	3.1%
Hotels, Restaurants & Leisure	2.8%
Automobiles	2.5%
Biotechnology	1.9%
Health Care Equipment & Supplies	1.7%
Aerospace & Defense	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
IT Services	1.0%
Specialty Retail	0.9%
Media	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.7%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets

or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	A
NASDAQ	SPFAX
CUSIP	74440K504
MF500EA

PGIM Jennison Focused Growth Fund
Class C:
SPFCX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class C	$190	1.78%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities appreciated during the reporting period, driven by robust economic growth fueled by resilient consumer spending, durable business investment, and strong corporate earnings. The US Federal Reserve lowered the federal funds rate to 4.3% from 5.3% between September and
December 2024, but given stronger-than-expected economic data and somewhat persistent inflationary pressures, rate cuts were paused later in the period.
■
Stock selection was strong within the communication services and consumer staples sectors, adding the most value to the Fund relative to the
Index. The Fund’s overweight to the communication services sector also helped relative results.
■
Relative returns suffered most from security selection within the information technology and consumer discretionary sectors. Stock selection within industrials and financials sectors were additional areas of relative weakness, as were overweights to health care and consumer discretionary sectors.
MF500EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	12.69%	15.00%	13.60%
Class C without sales charges	13.69%	15.00%	13.60%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Growth Index	19.75%	19.71%	16.01%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,621,942,353
Number of fund holdings	37
Total advisory fees paid for the year	$ 10,470,603
Portfolio turnover rate for the year	33%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.1%
Software	14.6%
Interactive Media & Services	12.7%
Broadline Retail	11.2%
Entertainment	9.1%
Technology Hardware, Storage & Peripherals	6.7%
Pharmaceuticals	5.1%
Financial Services	5.0%
Consumer Staples Distribution & Retail	3.1%
Hotels, Restaurants & Leisure	2.8%
Automobiles	2.5%
Biotechnology	1.9%
Health Care Equipment & Supplies	1.7%
Aerospace & Defense	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
IT Services	1.0%
Specialty Retail	0.9%
Media	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.7%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	C
NASDAQ	SPFCX
CUSIP	74440K702
MF500EC

PGIM Jennison Focused Growth Fund
Class Z:
SPFZX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class Z	$81	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities appreciated during the reporting period, driven by robust economic growth fueled by resilient consumer spending, durable business investment, and strong corporate earnings. The US Federal Reserve lowered the federal funds rate to 4.3% from 5.3% between September and
December 2024, but given stronger-than-expected economic data and somewhat persistent inflationary pressures, rate cuts were paused later in the period.
■
Stock selection was strong within the communication services and consumer staples sectors, adding the most value to the Fund relative to the
Index. The Fund’s overweight to the communication services sector also helped relative results.
■
Relative returns suffered most from security selection within the information technology and consumer discretionary sectors. Stock selection within industrials and financials sectors were additional areas of relative weakness, as were overweights to health care and consumer discretionary sectors.
MF500EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	14.88%	16.23%	14.77%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Growth Index	19.75%	19.71%	16.01%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,621,942,353
Number of fund holdings	37
Total advisory fees paid for the year	$ 10,470,603
Portfolio turnover rate for the year	33%
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.1%
Software	14.6%
Interactive Media & Services	12.7%
Broadline Retail	11.2%
Entertainment	9.1%
Technology Hardware, Storage & Peripherals	6.7%
Pharmaceuticals	5.1%
Financial Services	5.0%
Consumer Staples Distribution & Retail	3.1%
Hotels, Restaurants & Leisure	2.8%
Automobiles	2.5%
Biotechnology	1.9%
Health Care Equipment & Supplies	1.7%
Aerospace & Defense	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
IT Services	1.0%
Specialty Retail	0.9%
Media	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.7%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	Z
NASDAQ	SPFZX
CUSIP	74440K868
MF500EZ

PGIM Jennison Focused Growth Fund
Class R6:
PSGQX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Focused Growth Fund (the “Fund”)
for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class R6	$72	0.67%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities appreciated during the reporting period, driven by robust economic growth fueled by resilient consumer spending, durable business investment, and strong corporate earnings. The US Federal Reserve lowered the federal funds rate to 4.3% from 5.3% between September and
December 2024, but given stronger-than-expected economic data and somewhat persistent inflationary pressures, rate cuts were paused later in the period.
■
Stock selection was strong within the communication services and consumer staples sectors, adding the most value to the Fund relative to the
Index. The Fund’s overweight to the communication services sector also helped relative results.
■
Relative returns suffered most from security selection within the information technology and consumer discretionary sectors. Stock selection within industrials and financials sectors were additional areas of relative weakness, as were overweights to health care and consumer discretionary sectors.
MF500ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	15.00%	16.32%	14.84%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Growth Index	19.75%	19.71%	16.01%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,621,942,353
Number of fund holdings	37
Total advisory fees paid for the year	$ 10,470,603
Portfolio turnover rate for the year	33%
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.1%
Software	14.6%
Interactive Media & Services	12.7%
Broadline Retail	11.2%
Entertainment	9.1%
Technology Hardware, Storage & Peripherals	6.7%
Pharmaceuticals	5.1%
Financial Services	5.0%
Consumer Staples Distribution & Retail	3.1%
Hotels, Restaurants & Leisure	2.8%
Automobiles	2.5%
Biotechnology	1.9%
Health Care Equipment & Supplies	1.7%
Aerospace & Defense	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
IT Services	1.0%
Specialty Retail	0.9%
Media	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.7%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	R6
NASDAQ	PSGQX
CUSIP	74440K751
MF500ER6

PGIM Quant Solutions Large-Cap Value Fund
Class A:
SUVAX
ANNUAL SHAREHOLDER REPORT – Febru
a
ry 28, 20
25
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Value Fund (the
“Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class A	$119	1.11%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 11% during the reporting period, with the large-cap stock Russell 1000 Index advancing 18.11%. Growth continued to beat value, with the Russell 1000 Value Index (15.75%)
trailing the Russell 1000 Growth Index (19.75%) by 4%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance as the Fund trailed the Russell 1000 Value Index in six of the 11 economic sectors.
■
The top detractors from relative performance came from the energy and health care sectors. Relative underperformance in energy was predominately driven by positioning within the oil, gas & consumable fuels industry, while underperformance in health care came largely from overweight positioning in the health care providers & services industry.
■
The top contributors to relative performance came from industrials, largely driven by the Fund’s overweight in the passenger airlines industry, and communication services, from overweight positioning in the diversified telecommunications services industry.
MF502EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales ch arg
es.

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.30%	10.47%	6.45%
Class A without sales charges	13.55%	11.73%	7.06%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Value Index	15.75%	12.51%	8.95%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 258,575,389
Number of fund holdings	228
Total advisory fees paid for the year	$ 1,837,398
Portfolio turnover rate for the year	96%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HO
LDI
NGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	6.2%
Capital Markets	5.6%
Pharmaceuticals	4.8%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.4%
Aerospace & Defense	4.4%
Financial Services	4.0%
Insurance	3.8%
Health Care Providers & Services	3.7%
Life Sciences Tools & Services	3.6%
Machinery	3.4%
Software	3.2%
Semiconductors & Semiconductor Equipment	2.8%
Diversified Telecommunication Services	2.7%
IT Services	2.6%
Media	2.4%
Hotels, Restaurants & Leisure	2.0%
Tobacco	2.0%
Entertainment	1.9%
Passenger Airlines	1.8%
Specialty Retail	1.7%
Consumer Staples Distribution & Retail	1.7%
Communications Equipment	1.7%
Health Care Equipment & Supplies	1.5%
Consumer Finance	1.5%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
Gas Utilities	1.3%
Electrical Equipment	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Wireless Telecommunication Services	1.1%
Food Products	1.0%
Real Estate Management & Development	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Diversified Consumer Services	0.9%
Industrial Conglomerates	0.9%
Multi-Utilities	0.9%
Automobiles	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	0.8%
Household Products	0.7%
Retail REITs	0.7%
Commercial Services & Supplies	0.6%
Air Freight & Logistics	0.6%
Automobile Components	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/in
vestme
nts/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	A
NASDAQ	SUVAX
CUSIP	74440K108
MF502EA

PGIM Quant Solutions Large-Cap Value Fund
Class C:
SUVCX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Value Fund (the
“Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class C	$226	2.13%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 11% during the reporting period, with the large-cap stock Russell 1000 Index advancing 18.11%. Growth continued to beat value, with the Russell 1000 Value Index (15.75%)
trailing the Russell 1000 Growth Index (19.75%) by 4%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance as the Fund trailed the Russell 1000 Value Index in six of the 11 economic sectors.
■
The top detractors from relative performance came from the energy and health care sectors. Relative underperformance in energy was predominately driven by positioning within the oil, gas & consumable fuels industry, while underperformance in health care came largely from overweight positioning in the health care providers & services industry.
■
The top contributors to relative performance came from industrials, largely driven by the Fund’s overweight in the passenger airlines industry, and communication services, from overweight positioning in the diversified teleco mmun
ications services industry.
MF502EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	11.59%	10.59%	6.07%
Class C without sales charges	12.54%	10.59%	6.07%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Value Index	15.75%	12.51%	8.95%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 258,575,389
Number of fund holdings	228
Total advisory fees paid for the year	$ 1,837,398
Portfolio turnover rate for the year	96%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	6.2%
Capital Markets	5.6%
Pharmaceuticals	4.8%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.4%
Aerospace & Defense	4.4%
Financial Services	4.0%
Insurance	3.8%
Health Care Providers & Services	3.7%
Life Sciences Tools & Services	3.6%
Machinery	3.4%
Software	3.2%
Semiconductors & Semiconductor Equipment	2.8%
Diversified Telecommunication Services	2.7%
IT Services	2.6%
Media	2.4%
Hotels, Restaurants & Leisure	2.0%
Tobacco	2.0%
Entertainment	1.9%
Passenger Airlines	1.8%
Specialty Retail	1.7%
Consumer Staples Distribution & Retail	1.7%
Communications Equipment	1.7%
Health Care Equipment & Supplies	1.5%
Consumer Finance	1.5%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
Gas Utilities	1.3%
Electrical Equipment	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Wireless Telecommunication Services	1.1%
Food Products	1.0%
Real Estate Management & Development	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Diversified Consumer Services	0.9%
Industrial Conglomerates	0.9%
Multi-Utilities	0.9%
Automobiles	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	0.8%
Household Products	0.7%
Retail REITs	0.7%
Commercial Services & Supplies	0.6%
Air Freight & Logistics	0.6%
Automobile Components	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.8%
100.9%
Liabilities in e xce ss of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	C
NASDAQ	SUVCX
CUSIP	74440K306
MF502EC

PGIM Quant Solutions Large-Cap Value Fund
Class R:
PRVRX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Large-Cap Value Fund (the
“Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class R	$141	1.32%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 11% during the reporting period, with the large-cap stock Russell 1000 Index advancing 18.11%. Growth continued to beat value, with the Russell 1000 Value Index (15.75%)
trailing the Russell 1000 Growth Index (19.75%) by 4%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance as the Fund trailed the Russell 1000 Value Index in six of the 11 economic sectors.
■
The top detractors from relative performance came from the energy and health care sectors. Relative underperformance in energy was predominately driven by positioning within the oil, gas & consumable fuels industry, while underperformance in health care came largely from overweight positioning in the health care providers & services industry.
■
The top contributors to relative performance came from industrials, largely driven by the Fund’s overweight in the passenger airlines industry, and communication services, from overweight positioning in the diversified telecommunications services industry.
MF502ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 19, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	13.36%	11.52%	6.99% (6/19/2015)
S&P 500 Index	18.41%	16.85%	13.61%
Russell 1000 Value Index	15.75%	12.51%	9.42%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are m easure
d from the month-end
closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF
2/28/2025
?

Fund’s net assets	$ 258,575,389
Number of fund holdings	228
Total advisory fees paid for the year	$ 1,837,398
Portfolio turnover rate for the year	96%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	6.2%
Capital Markets	5.6%
Pharmaceuticals	4.8%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.4%
Aerospace & Defense	4.4%
Financial Services	4.0%
Insurance	3.8%
Health Care Providers & Services	3.7%
Life Sciences Tools & Services	3.6%
Machinery	3.4%
Software	3.2%
Semiconductors & Semiconductor Equipment	2.8%
Diversified Telecommunication Services	2.7%
IT Services	2.6%
Media	2.4%
Hotels, Restaurants & Leisure	2.0%
Tobacco	2.0%
Entertainment	1.9%
Passenger Airlines	1.8%
Specialty Retail	1.7%
Consumer Staples Distribution & Retail	1.7%
Communications Equipment	1.7%
Health Care Equipment & Supplies	1.5%
Consumer Finance	1.5%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
Gas Utilities	1.3%
Electrical Equipment	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Wireless Telecommunication Services	1.1%
Food Products	1.0%
Real Estate Management & Development	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Diversified Consumer Services	0.9%
Industrial Conglomerates	0.9%
Multi-Utilities	0.9%
Automobiles	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	0.8%
Household Products	0.7%
Retail REITs	0.7%
Commercial Services & Supplies	0.6%
Air Freight & Logistics	0.6%
Automobile Components	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	R
NASDAQ	PRVRX
CUSIP	74440K736
MF502ER

PGIM Quant Solutions Large-Cap Value Fund
Class Z:
SUVZX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Value Fund (the
“Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class Z	$85	0.79%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 11% during the reporting period, with the large-cap stock Russell 1000 Index advancing 18.11%. Growth continued to beat value, with the Russell 1000 Value Index (15.75%)
trailing the Russell 1000 Growth Index (19.75%) by 4%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance as the Fund trailed the Russell 1000 Value Index in six of the 11 economic sectors.
■
The top detractors from relative performance came from the energy and health care sectors. Relative underperformance in energy was predominately driven by positioning within the oil, gas & consumable fuels industry, while underperformance in health care came largely from overweight positioning in the health care providers & services industry.
■
The top contributors to relative performance came from industrials, largely driven by the Fund’s overweight in the passenger airlines industry, and communication services, from overweight positioning in the diversified telecommunications services industry.
MF502EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	13.99%	12.10%	7.40%
S&P 500 Index	18.41%	16.85%	12.98%
Russell 1000 Value Index	15.75%	12.51%	8.95%

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/
28/2
025?

Fund’s net assets	$ 258,575,389
Number of fund holdings	228
Total advisory fees paid for the year	$ 1,837,398
Portfolio turnover rate for the year	96%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	6.2%
Capital Markets	5.6%
Pharmaceuticals	4.8%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.4%
Aerospace & Defense	4.4%
Financial Services	4.0%
Insurance	3.8%
Health Care Providers & Services	3.7%
Life Sciences Tools & Services	3.6%
Machinery	3.4%
Software	3.2%
Semiconductors & Semiconductor Equipment	2.8%
Diversified Telecommunication Services	2.7%
IT Services	2.6%
Media	2.4%
Hotels, Restaurants & Leisure	2.0%
Tobacco	2.0%
Entertainment	1.9%
Passenger Airlines	1.8%
Specialty Retail	1.7%
Consumer Staples Distribution & Retail	1.7%
Communications Equipment	1.7%
Health Care Equipment & Supplies	1.5%
Consumer Finance	1.5%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
Gas Utilities	1.3%
Electrical Equipment	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Wireless Telecommunication Services	1.1%
Food Products	1.0%
Real Estate Management & Development	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Diversified Consumer Services	0.9%
Industrial Conglomerates	0.9%
Multi-Utilities	0.9%
Automobiles	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	0.8%
Household Products	0.7%
Retail REITs	0.7%
Commercial Services & Supplies	0.6%
Air Freight & Logistics	0.6%
Automobile Components	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	Z
NASDAQ	SUVZX
CUSIP	74440K405
MF502EZ

PGIM Quant Solutions Large-Cap Value
Fund
Class R6:
SUVQX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Value Fund (the
“Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class R6	$85	0.79%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 11% during the reporting period, with the large-cap stock Russell 1000 Index advancing 18.11%. Growth continued to beat value, with the Russell 1000 Value Index (15.75%)
trailing the Russell 1000 Growth Index (19.75%) by 4%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance as the Fund trailed the Russell 1000 Value Index in six of the 11 economic sectors.
■
The top detractors from relative performance came from the energy and health care sectors. Relative underperformance in energy was predominately driven by positioning within the oil, gas & consumable fuels industry, while underperformance in health care came largely from overweight positioning in the health care providers & services industry.
■
The top contributors to relative performance came from industrials, largely driven by the Fund’s overweight in the passenger airlines industry, and communication services, from overweight positioning in the diversified telecommunications services industry.
MF502ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 26, 2017 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.01%	12.08%	7.12% (4/26/2017)
S&P 500 Index	18.41%	16.85%	14.34%
Russell 1000 Value Index	15.75%	12.51%	9.52%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inc eptio
n returns for the Indexes are measured from the month-end
closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 258,575,389
Number of fund holdings	228
Total advisory fees paid for the year	$ 1,837,398
Portfolio turnover rate for the year	96%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	6.2%
Capital Markets	5.6%
Pharmaceuticals	4.8%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.4%
Aerospace & Defense	4.4%
Financial Services	4.0%
Insurance	3.8%
Health Care Providers & Services	3.7%
Life Sciences Tools & Services	3.6%
Machinery	3.4%
Software	3.2%
Semiconductors & Semiconductor Equipment	2.8%
Diversified Telecommunication Services	2.7%
IT Services	2.6%
Media	2.4%
Hotels, Restaurants & Leisure	2.0%
Tobacco	2.0%
Entertainment	1.9%
Passenger Airlines	1.8%
Specialty Retail	1.7%
Consumer Staples Distribution & Retail	1.7%
Communications Equipment	1.7%
Health Care Equipment & Supplies	1.5%
Consumer Finance	1.5%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
Gas Utilities	1.3%
Electrical Equipment	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Wireless Telecommunication Services	1.1%
Food Products	1.0%
Real Estate Management & Development	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Diversified Consumer Services	0.9%
Industrial Conglomerates	0.9%
Multi-Utilities	0.9%
Automobiles	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	0.8%
Household Products	0.7%
Retail REITs	0.7%
Commercial Services & Supplies	0.6%
Air Freight & Logistics	0.6%
Automobile Components	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	R6
NASDAQ	SUVQX
CUSIP	74440K538
MF502ER6

PGIM Strategic Bond Fund
Class A:
PUCAX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class A	$100	0.96%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly, as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a
50-basis-point (bp) rate cut—followed by two separate 25-bp cuts—which was preceded by a re-steepening of the US Treasury curve. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, with investment-grade corporate bonds, US high yield bonds, emerging-markets debt, and securitized credit all posting positive returns over the period.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in the US high yield sector and positioning in the non-agency commercial mortgage-backed securities, AA-and-below sectors, along with overweights to the emerging-markets high yield and collateralized loan obligation AA sectors. Within credit, positioning in health care
& pharmaceuticals, banking, and consumer non-cyclicals also contributed.
■
The following detracted from the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in British Pound Sterling high yield and Treasuries, along with an underweight to the US investment-grade corporate sector and an overweight to the emerging-markets investment-grade corporate sector. Within credit, positioning in telecom and media & entertainment detracted from performance. The combined impact of the Fund’s duration positioning and yield curve strategies also detracted. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund held futures contracts on government securities, interest-rate swaps, and options to help manage its duration and yield curve exposure during the period. In aggregate, the use of these derivatives detracted from performance. In addition, the Fund traded foreign exchange derivatives, which detracted from performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index
(CDX) to manage credit risk. The use of CDX detracted from the Fund’s performance as well.
MF231EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 9, 2015 to February 28, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	4.84%	0.67%	3.39% (7/9/2015)
Class A without sales charges	8.37%	1.33%	3.75% (7/9/2015)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.69%
Bloomberg Intermediate US Aggregate Bond Index	6.09%	0.29%	1.68%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,131,105,149
Number of fund holdings	941
Total advisory fees paid for the year	$ 5,046,309
Portfolio turnover rate for the year	233%
WHAT ARE
SOME CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	34.6
AA	11.1
A	6.4
BBB	15.1
BB	17.8
B	7.9
CCC	2.6
C	0.1
Not Rated	4.0
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	A
NASDAQ	PUCAX
CUSIP	74440K678
MF231EA

PGIM Strategic Bond Fund
Class C:
PUCCX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class C	$181	1.74%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly, as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a
50-basis-point (bp) rate cut—followed by two separate 25-bp cuts—which was preceded by a re-steepening of the US Treasury curve. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, with investment-grade corporate bonds, US high yield bonds, emerging-markets debt, and securitized credit all posting positive returns over the period.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in the US high yield sector and positioning in the non-agency commercial mortgage-backed securities, AA-and-below sectors, along with overweights to the emerging-markets high yield and collateralized loan obligation AA sectors. Within credit, positioning in health care
& pharmaceuticals, banking, and consumer non-cyclicals also contributed.
■
The following detracted from the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in British Pound Sterling high yield and Treasuries, along with an underweight to the US investment-grade corporate sector and an overweight to the emerging-markets investment-grade corporate sector. Within credit, positioning in telecom and media & entertainment detracted from performance. The combined impact of the Fund’s duration positioning and yield curve strategies also detracted. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund held futures contracts on government securities, inte re
st-rate swaps, and options to help manage its duration and yield curve exposure during the period. In aggregate, the use of these derivatives detracted from performance. In addition, the Fund traded foreign exchange derivatives, which detracted from performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index
(CDX) to manage credit risk. The use of CDX detracted from the Fund’s performance as well.
MF231EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 9, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	6.53%	0.57%	2.95% (7/9/2015)
Class C without sales charges	7.53%	0.57%	2.95% (7/9/2015)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.69%
Bloomberg Intermediate US Aggregate Bond Index	6.09%	0.29%	1.68%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,131,105,149
Number of fund holdings	941
Total advisory fees paid for the year	$ 5,046,309
Portfolio turnover rate for the year	233%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	34.6
AA	11.1
A	6.4
BBB	15.1
BB	17.8
B	7.9
CCC	2.6
C	0.1
Not Rated	4.0
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	C
NASDAQ	PUCCX
CUSIP	74440K660
MF231EC

PGIM Strategic Bond Fund
Class Z:
PUCZX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class Z	$65	0.62%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly, as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a
50-basis-point (bp) rate cut—followed by two separate 25-bp cuts—which was preceded by a re-steepening of the US Treasury curve. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, with investment-grade corporate bonds, US high yield bonds, emerging-markets debt, and securitized credit all posting positive returns over the period.
■
The following
contributed
most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in the US high yield sector and positioning in the non-agency commercial mortgage-backed securities, AA-and-below sectors, along with overweights to the emerging-markets high yield and collateralized loan obligation AA sectors. Within credit, positioning in health care
& pharmaceuticals, banking, and consumer non-cyclicals also contributed.
■
The following detracted from the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in
British Pound
Sterling high yield and Treasuries, along with an underweight to the US investment-grade corporate sector and an overweight to the emerging-markets investment-grade corporate sector. Within credit, positioning in telecom and media & entertainment detracted from performance. The combined impact of the Fund’s duration positioning and yield curve strategies also detracted. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund held futures
contracts on government
securities, interest-rate swaps, and options to help manage its duration and yield curve exposure during the period. In aggregate, the use of these derivatives detracted from performance. In addition, the Fund traded foreign exchange derivatives, which detracted from performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index
(CDX) to manage credit risk. The use of CDX detracted from the Fund’s performance as well.
MF231EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 9, 2015 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	8.73%	1.69%	4.08% (7/9/2015)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.69%
Bloomberg Intermediate US Aggregate Bond Index	6.09%	0.29%	1.68%

*The Fund has added this broad-based index in response to new regulatory requ ireme
nts.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME
KEY FUND
STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,131,105,149
Number of fund holdings	941
Total advisory fees paid for the year	$ 5,046,309
Portfolio turnover rate for the year	233%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	34.6
AA	11.1
A	6.4
BBB	15.1
BB	17.8
B	7.9
CCC	2.6
C	0.1
Not Rated	4.0
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this infor mati
on by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	Z
NASDAQ	PUCZX
CUSIP	74440K652
MF231EZ

PGIM Strategic Bond Fund
Class R6:
PUCQX
ANNUAL SHAREHOLDER REPORT – February 28, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class R6	$62	0.59%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly, as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a
50-basis-point (bp) rate cut—followed by two separate 25-bp cuts—which was preceded by a re-steepening of the US Treasury curve. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, with investment-grade corporate bonds, US high yield bonds, emerging-markets debt, and securitized credit all posting positive returns over the period.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in the US high yield sector and positioning in the non-agency commercial mortgage-backed securities, AA-and-below sectors, along with overweights to the emerging-markets high yield and collateralized loan obligation AA sectors. Within credit, positioning in health care
& pharmaceuticals, banking, and consumer non-cyclicals also contributed.
■
The following detracted from the Fund’s performance relative to the Bloomberg Intermediate US Aggregate Bond Index during the period:
security selection in British Pound Sterling high yield and Treasuries, along with an underweight to the US investment-grade corporate sector and an overweight to the emerging-markets investment-grade corporate sector. Within credit, positioning in telecom and media & entertainment detracted from performance. The combined impact of the Fund’s duration positioning and yield curve strategies also detracted. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund held futures contracts on government securities, interest-rate swaps, and options to help manage its duration and yield curve exposure during the period. In aggregate, the use of these derivatives detracted from performance. In addition, the Fund traded foreign exchange derivatives, which detracted from performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index
(CDX) to manage credit risk. The use of CDX detracted from the Fund’s performance as well.
MF231ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 26, 2017 to February 28, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.89%	1.72%	3.56% (4/26/2017)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.46%
Bloomberg Intermediate US Aggregate Bond Index	6.09%	0.29%	1.58%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,131,105,149
Number of fund holdings	941
Total advisory fees paid for the year	$ 5,046,309
Portfolio turnover rate for the year	233%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	34.6
AA	11.1
A	6.4
BBB	15.1
BB	17.8
B	7.9
CCC	2.6
C	0.1
Not Rated	4.0
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investme
nts/r
esource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	R6
NASDAQ	PUCQX
CUSIP	74440K520
MF231ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended February 28, 2025, and February 29, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $120,591 and $ 113,420, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended February 28, 2025, and February 29, 2024: none.

(c)	Tax Fees

For the fiscal years ended February 28, 2025, and February 29, 2024: none.

(d)	All Other Fees

For the fiscal years ended February 28, 2025, and February 29, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

 Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

 Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

 Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended February 28, 2025	Fiscal Year Ended February 29, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended February 28, 2025, and February 29, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7  – 11 (Refer to Reports below)

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Jennison Focused Growth Fund

PGIM Quant Solutions Large-Cap Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Focused Growth Fund	2
PGIM Quant Solutions Large-Cap Value Fund	15
Notes to Financial Statements	39

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

PGIM Jennison Focused Growth Fund

Schedule of Investments

as of February 28, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Aerospace & Defense 1.5%

Boeing Co. (The)*	142,628	$24,907,128

Automobiles 2.5%

Tesla, Inc.*	137,646	40,327,525

Biotechnology 1.9%

Vertex Pharmaceuticals, Inc.*	64,708	31,046,251

Broadline Retail 11.2%

Amazon.com, Inc.*	704,023	149,450,002
MercadoLibre, Inc. (Brazil)*	15,217	32,288,496

		181,738,498

Consumer Staples Distribution & Retail 3.1%

Costco Wholesale Corp.	48,140	50,480,085

Electric Utilities 0.8%

Constellation Energy Corp.	49,173	12,320,049

Electrical Equipment 0.7%

Vertiv Holdings Co. (Class A Stock)	126,558	12,044,525

Entertainment 9.1%

Netflix, Inc.*	84,788	83,139,721
Spotify Technology SA*	54,264	32,993,055
Walt Disney Co. (The)	270,448	30,776,982

		146,909,758

Financial Services 5.0%

Mastercard, Inc. (Class A Stock)	140,409	80,919,111

Ground Transportation 1.5%

Uber Technologies, Inc.*	311,810	23,700,678

Health Care Equipment & Supplies 1.7%

Dexcom, Inc.*	98,290	8,685,888
Intuitive Surgical, Inc.*	34,308	19,663,630

		28,349,518

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 2.8%

Airbnb, Inc. (Class A Stock)*	132,163	$18,353,475
Cava Group, Inc.*	101,014	9,599,360
Starbucks Corp.	155,810	18,044,356

		45,997,191

Interactive Media & Services 12.7%

Alphabet, Inc. (Class A Stock)	208,552	35,512,235
Alphabet, Inc. (Class C Stock)	207,015	35,652,123
Meta Platforms, Inc. (Class A Stock)	201,635	134,732,507

		205,896,865

IT Services 1.0%

Snowflake, Inc. (Class A Stock)*	95,068	16,836,543

Media 0.8%

Trade Desk, Inc. (The) (Class A Stock)*	195,222	13,728,011

Pharmaceuticals 5.1%

Eli Lilly & Co.	46,169	42,504,566
Novo Nordisk A/S (Denmark), ADR	268,824	24,368,896
UCB SA (Belgium)	86,538	16,352,171

		83,225,633

Semiconductors & Semiconductor Equipment 16.1%

Broadcom, Inc.	369,205	73,630,553
NVIDIA Corp.	1,322,714	165,233,433
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	119,505	21,574,238

		260,438,224

Software 14.6%

Cadence Design Systems, Inc.*	128,401	32,164,451
Crowdstrike Holdings, Inc. (Class A Stock)*	69,698	27,158,523
Datadog, Inc. (Class A Stock)*	147,733	17,218,281
Microsoft Corp.	315,495	125,248,360
ServiceNow, Inc.*	36,807	34,221,676

		236,011,291

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  3

PGIM Jennison Focused Growth Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail 0.9%

Industria de Diseno Textil SA (Spain)	276,511	$14,858,911

Technology Hardware, Storage & Peripherals 6.7%

Apple, Inc.	446,860	108,068,623

TOTAL LONG-TERM INVESTMENTS (cost $809,052,690)		1,617,804,418

SHORT-TERM INVESTMENT

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $31,663)(wb)	31,663	31,663

TOTAL INVESTMENTS 99.7% (cost $809,084,353)		1,617,836,081
Other assets in excess of liabilities 0.3%		4,106,272

NET ASSETS 100.0%		$1,621,942,353

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Schedule of Investments (continued)

as of February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$24,907,128	$—	$—
Automobiles	40,327,525	—	—
Biotechnology	31,046,251	—	—
Broadline Retail	181,738,498	—	—
Consumer Staples Distribution & Retail	50,480,085	—	—
Electric Utilities	12,320,049	—	—
Electrical Equipment	12,044,525	—	—
Entertainment	146,909,758	—	—
Financial Services	80,919,111	—	—
Ground Transportation	23,700,678	—	—
Health Care Equipment & Supplies	28,349,518	—	—
Hotels, Restaurants & Leisure	45,997,191	—	—
Interactive Media & Services	205,896,865	—	—
IT Services	16,836,543	—	—
Media	13,728,011	—	—
Pharmaceuticals	66,873,462	16,352,171	—
Semiconductors & Semiconductor Equipment	260,438,224	—	—
Software	236,011,291	—	—
Specialty Retail	—	14,858,911	—
Technology Hardware, Storage & Peripherals	108,068,623	—	—
Short-Term Investment
Affiliated Mutual Fund	31,663	—	—

Total	$1,586,624,999	$31,211,082	$—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  5

PGIM Jennison Focused Growth Fund

Schedule of Investments (continued)

as of February 28, 2025

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2025 were as follows:

Semiconductors & Semiconductor Equipment	16.1%
Software	14.6
Interactive Media & Services	12.7
Broadline Retail	11.2
Entertainment	9.1
Technology Hardware, Storage & Peripherals	6.7
Pharmaceuticals	5.1
Financial Services	5.0
Consumer Staples Distribution & Retail	3.1
Hotels, Restaurants & Leisure	2.8
Automobiles	2.5
Biotechnology	1.9
Health Care Equipment & Supplies	1.7
Aerospace & Defense	1.5
Ground Transportation	1.5

IT Services	1.0%
Specialty Retail	0.9
Media	0.8
Electric Utilities	0.8
Electrical Equipment	0.7
Affiliated Mutual Fund	0.0 *

99.7
Other assets in excess of liabilities	0.3

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Statement of Assets & Liabilities

as of February 28, 2025

Assets
Investments at value:
Unaffiliated investments (cost $809,052,690)	$1,617,804,418
Affiliated investments (cost $31,663)	31,663
Foreign currency, at value (cost $16)	16
Receivable for investments sold	5,307,122
Receivable for Fund shares sold	1,507,978
Dividends receivable	332,211
Tax reclaim receivable	288,195
Prepaid expenses	9,269

Total Assets	1,625,280,872

Liabilities
Payable for Fund shares purchased	1,709,791
Management fee payable	842,369
Distribution fee payable	252,803
Loan payable	171,000
Accrued expenses and other liabilities	144,991
Affiliated transfer agent fee payable	116,878
Transfer agent fee payable	95,970
Trustees’ fees payable	4,717

Total Liabilities	3,338,519

Net Assets	$1,621,942,353

Net assets were comprised of:
Shares of beneficial interest, at par	$60,299
Paid-in capital in excess of par	825,426,558
Total distributable earnings (loss)	796,455,496

Net assets, February 28, 2025	$1,621,942,353

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  7

PGIM Jennison Focused Growth Fund

Statement of Assets & Liabilities (continued)

as of February 28, 2025

Class A
Net asset value and redemption price per share, ($1,077,302,290 ÷ 40,991,395 shares of beneficial interest issued and outstanding)	$26.28
Maximum sales charge (5.50% of offering price)	1.53

Maximum offering price to public	$27.81

Class C
Net asset value, offering price and redemption price per share, ($44,073,599 ÷ 2,434,907 shares of beneficial interest issued and outstanding)	$18.10

Class Z
Net asset value, offering price and redemption price per share, ($378,524,971 ÷ 12,769,370 shares of beneficial interest issued and outstanding)	$29.64

Class R6
Net asset value, offering price and redemption price per share, ($122,041,493 ÷ 4,102,853 shares of beneficial interest issued and outstanding)	$29.75

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Statement of Operations

Year Ended February 28, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $237,747 foreign withholding tax)	$6,667,041
Affiliated dividend income	391,272
Affiliated income from securities lending, net	6,399

Total income	7,064,712

Expenses
Management fee	10,825,946
Distribution fee(a)	3,702,584
Transfer agent’s fees and expenses (including affiliated expense of $468,661)(a)	1,488,264
Custodian and accounting fees	118,424
Shareholders’ reports	91,276
Registration fees(a)	81,473
Professional fees	42,988
Trustees’ fees	30,863
Audit fee	26,656
Miscellaneous	77,741

Total expenses	16,486,215
Less: Fee waiver and/or expense reimbursement(a)	(355,343)
Distribution fee waiver(a)	(538,908)

Net expenses	15,591,964

Net investment income (loss)	(8,527,252)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $969)	197,273,446
Foreign currency transactions	11,224

197,284,670

Net change in unrealized appreciation (depreciation) on:
Investments	33,936,686
Foreign currencies	(2,526)

33,934,160

Net gain (loss) on investment and foreign currency transactions	231,218,830

Net Increase (Decrease) In Net Assets Resulting From Operations	$222,691,578

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	3,233,446	469,138	—	—
Transfer agent’s fees and expenses	1,088,545	53,079	342,335	4,305
Registration fees	23,545	16,741	21,053	20,134
Fee waiver and/or expense reimbursement	(168,209)	(25,540)	(117,203)	(44,391)
Distribution fee waiver	(538,908)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  9

PGIM Jennison Focused Growth Fund

Statements of Changes in Net Assets

	Year Ended February 28/29,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(8,527,252)	$(5,548,876)
Net realized gain (loss) on investment and foreign currency transactions	197,284,670	123,653,273
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	33,934,160	487,607,400

Net increase (decrease) in net assets resulting from operations	222,691,578	605,711,797

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	114,574,682	166,239,228
Cost of shares purchased	(298,133,822)	(299,371,895)

Net increase (decrease) in net assets from Fund share transactions	(183,559,140)	(133,132,667)

Total increase (decrease)	39,132,438	472,579,130

Net Assets:

Beginning of year	1,582,809,915	1,110,230,785

End of year	$1,621,942,353	$1,582,809,915

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$22.94	$14.58	$18.46	$24.34	$15.84
Income (loss) from investment operations:
Net investment income (loss)	(0.15)	(0.09)	(0.08)	(0.20)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.49	8.45	(3.80)	(2.10)	10.85
Total from investment operations	3.34	8.36	(3.88)	(2.30)	10.67
Less Dividends and Distributions:
Distributions from net realized gains	-	-	-	(3.58)	(2.17)
Total dividends and distributions	-	-	-	(3.58)	(2.17)
Net asset value, end of year	$26.28	$22.94	$14.58	$18.46	$24.34
Total Return(b):	14.56%	57.34%	(21.02)%	(12.51)%	67.82%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,077,302	$1,037,945	$739,492	$1,078,256	$485,590
Average net assets (000)	$1,077,815	$870,689	$829,415	$653,573	$393,844
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.02%	1.05%	1.05%	1.05%	1.07%
Expenses before waivers and/or expense reimbursement	1.09%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	(0.59)%	(0.49)%	(0.53)%	(0.86)%	(0.84)%
Portfolio turnover rate(d)	33%	34%	49%	67%	74%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  11

PGIM Jennison Focused Growth Fund

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.92	$10.19	$13.00	$18.25	$12.29
Income (loss) from investment operations:
Net investment income (loss)	(0.23)	(0.15)	(0.13)	(0.28)	(0.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.41	5.88	(2.68)	(1.39)	8.38
Total from investment operations	2.18	5.73	(2.81)	(1.67)	8.13
Less Dividends and Distributions:
Distributions from net realized gains	-	-	-	(3.58)	(2.17)
Total dividends and distributions	-	-	-	(3.58)	(2.17)
Net asset value, end of year	$18.10	$15.92	$10.19	$13.00	$18.25
Total Return(b):	13.69%	56.23%	(21.62)%	(13.27)%	66.59%

Ratios/Supplemental Data:
Net assets, end of year (000)	$44,074	$47,880	$36,391	$60,205	$59,185
Average net assets (000)	$46,914	$41,006	$43,727	$60,666	$51,793
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78%	1.78%	1.78%	1.79%	1.79%
Expenses before waivers and/or expense reimbursement	1.83%	1.87%	1.87%	1.82%	1.82%
Net investment income (loss)	(1.35)%	(1.22)%	(1.26)%	(1.61)%	(1.56)%
Portfolio turnover rate(d)	33%	34%	49%	67%	74%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended February 28/29,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$25.80	$16.35	$20.64	$26.76	$17.23
Income (loss) from investment operations:
Net investment income (loss)	(0.09)	(0.04)	(0.04)	(0.15)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.93	9.49	(4.25)	(2.39)	11.82
Total from investment operations	3.84	9.45	(4.29)	(2.54)	11.70
Less Dividends and Distributions:
Distributions from net realized gains	-	-	-	(3.58)	(2.17)
Total dividends and distributions	-	-	-	(3.58)	(2.17)
Net asset value, end of year	$29.64	$25.80	$16.35	$20.64	$26.76
Total Return(b):	14.88%	57.80%	(20.78)%	(12.27)%	68.34%

Ratios/Supplemental Data:
Net assets, end of year (000)	$378,525	$369,697	$232,765	$538,780	$593,796
Average net assets (000)	$382,188	$303,068	$347,807	$587,500	$453,422
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.78%	0.80%	0.80%	0.81%	0.81%
Net investment income (loss)	(0.32)%	(0.20)%	(0.24)%	(0.56)%	(0.52)%
Portfolio turnover rate(d)	33%	34%	49%	67%	74%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  13

PGIM Jennison Focused Growth Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended February 28/29,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$25.87	$16.38	$20.66	$26.76	$17.21
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.02)	(0.03)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.95	9.51	(4.25)	(2.39)	11.83
Total from investment operations	3.88	9.49	(4.28)	(2.52)	11.72
Less Dividends and Distributions:
Distributions from net realized gains	-	-	-	(3.58)	(2.17)
Total dividends and distributions	-	-	-	(3.58)	(2.17)
Net asset value, end of year	$29.75	$25.87	$16.38	$20.66	$26.76
Total Return(b):	15.00%	57.94%	(20.72)%	(12.19)%	68.44%

Ratios/Supplemental Data:
Net assets, end of year (000)	$122,041	$127,289	$101,583	$158,547	$137,574
Average net assets (000)	$127,844	$116,341	$119,659	$180,823	$58,252
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67%	0.67%	0.67%	0.67%	0.67%
Expenses before waivers and/or expense reimbursement	0.70%	0.71%	0.71%	0.71%	0.75%
Net investment income (loss)	(0.24)%	(0.12)%	(0.15)%	(0.48)%	(0.46)%
Portfolio turnover rate(d)	33%	34%	49%	67%	74%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments

as of February 28, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 100.1%

COMMON STOCKS 99.9%

Aerospace & Defense 4.4%

General Electric Co.	16,400	$3,394,472
L3Harris Technologies, Inc.	3,300	680,163
Lockheed Martin Corp.	4,100	1,846,517
Northrop Grumman Corp.	4,300	1,985,482
RTX Corp.	25,301	3,364,780

		11,271,414

Air Freight & Logistics 0.6%

FedEx Corp.	6,100	1,603,690

Automobile Components 0.6%

Aptiv PLC (United Kingdom)*	22,600	1,471,712

Automobiles 0.8%

General Motors Co.	43,696	2,146,785

Banks 6.3%

Bank of America Corp.	42,211	1,945,927
Bank OZK	29,800	1,430,698
Citigroup, Inc.	13,700	1,095,315
Civista Bancshares, Inc.	5,100	105,111
JPMorgan Chase & Co.	27,164	7,188,953
Midland States Bancorp, Inc.	1,100	21,318
Third Coast Bancshares, Inc.*	3,600	128,952
U.S. Bancorp	1,209	56,702
Wells Fargo & Co.	50,832	3,981,162
Zions Bancorp NA	4,200	226,968

		16,181,106

Beverages 0.2%

Molson Coors Beverage Co. (Class B Stock)	9,082	556,636

Biotechnology 4.8%

AbbVie, Inc.	16,600	3,469,898
Alnylam Pharmaceuticals, Inc.*	4,500	1,110,375
Amgen, Inc.	700	215,642
CareDx, Inc.*	5,800	128,470
Catalyst Pharmaceuticals, Inc.*	20,400	466,956
Exelixis, Inc.*	40,300	1,559,207

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  15

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Gilead Sciences, Inc.	28,300	$3,234,973
Incyte Corp.*	6,500	477,750
Kiniksa Pharmaceuticals International PLC*	7,200	146,016
Regeneron Pharmaceuticals, Inc.	400	279,496
United Therapeutics Corp.*	3,800	1,216,190

		12,304,973

Broadline Retail 0.0%

Dillard’s, Inc. (Class A Stock)	300	116,727

Building Products 0.2%

Johnson Controls International PLC	1,500	128,490
Trane Technologies PLC	1,200	424,440

		552,930

Capital Markets 5.6%

Bank of New York Mellon Corp. (The)	29,510	2,624,915
Charles Schwab Corp. (The)	8,300	660,099
Goldman Sachs Group, Inc. (The)	4,990	3,105,227
Janus Henderson Group PLC	20,300	856,660
Morgan Stanley	21,862	2,910,051
Northern Trust Corp.	1,300	143,286
Raymond James Financial, Inc.	10,200	1,577,634
S&P Global, Inc.	600	320,244
State Street Corp.	20,618	2,045,924
Virtu Financial, Inc. (Class A Stock)	6,300	230,328

		14,474,368

Chemicals 1.3%

CF Industries Holdings, Inc.	4,100	332,182
DuPont de Nemours, Inc.	20,700	1,692,639
Linde PLC	1,900	887,395
LyondellBasell Industries NV (Class A Stock)	5,674	435,933

		3,348,149

Commercial Services & Supplies 0.6%

Cimpress PLC (Ireland)*	7,600	365,408
Deluxe Corp.	13,400	220,564

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)

Interface, Inc.	20,500	$414,715
Steelcase, Inc. (Class A Stock)	50,800	617,728

		1,618,415

Communications Equipment 1.7%

Cisco Systems, Inc.	64,900	4,160,739
F5, Inc.*	600	175,458

		4,336,197

Consumer Finance 1.5%

American Express Co.	5,200	1,564,992
Bread Financial Holdings, Inc.	600	32,400
PROG Holdings, Inc.	12,900	365,973
Synchrony Financial	30,100	1,826,468

		3,789,833

Consumer Staples Distribution & Retail 1.7%

Kroger Co. (The)	6,300	408,366
Sysco Corp.	7,300	551,442
Target Corp.	3,600	447,264
Walmart, Inc.	30,256	2,983,544

		4,390,616

Diversified Consumer Services 0.9%

ADT, Inc.	150,700	1,234,234
H&R Block, Inc.	21,200	1,155,612

		2,389,846

Diversified Telecommunication Services 2.7%

AT&T, Inc.	143,903	3,944,381
Verizon Communications, Inc.	72,116	3,108,200

		7,052,581

Electric Utilities 1.4%

Exelon Corp.	37,341	1,650,472
NextEra Energy, Inc.	1,900	133,323

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  17

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)

NRG Energy, Inc.	16,400	$1,733,644
PG&E Corp.	8,500	138,890

		3,656,329

Electrical Equipment 1.3%

Acuity Brands, Inc.	2,800	831,964
Emerson Electric Co.	16,500	2,006,565
EnerSys	4,000	405,960

		3,244,489

Electronic Equipment, Instruments & Components 1.3%

Coherent Corp.*	8,700	654,153
Corning, Inc.	12,500	626,875
ScanSource, Inc.*	13,400	490,574
TD SYNNEX Corp.	1,500	206,235
Trimble, Inc.*	19,200	1,382,016

		3,359,853

Energy Equipment & Services 0.4%

Schlumberger NV	23,300	970,678

Entertainment 1.9%

Liberty Media Corp.-Liberty Live (Class C Stock)*	1,800	132,066
Netflix, Inc.*	900	882,504
Playtika Holding Corp.	79,900	421,872
Walt Disney Co. (The)	30,800	3,505,040

		4,941,482

Financial Services 4.0%

Berkshire Hathaway, Inc. (Class B Stock)*	16,198	8,323,018
Euronet Worldwide, Inc.*	1,300	133,198
MGIC Investment Corp.	33,300	819,513
PayPal Holdings, Inc.*	16,000	1,136,800

		10,412,529

Food Products 1.0%

Dole PLC	57,700	844,151

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)
Mission Produce, Inc.*	7,700	$95,095
Pilgrim’s Pride Corp.*	32,600	1,773,114

		2,712,360

Gas Utilities 1.3%
National Fuel Gas Co.	25,000	1,880,000
UGI Corp.	41,200	1,407,392

		3,287,392

Ground Transportation 0.1%
Uber Technologies, Inc.*	2,900	220,429

Health Care Equipment & Supplies 1.5%
Abbott Laboratories	14,200	1,959,742
Medtronic PLC	15,306	1,408,458
ResMed, Inc.	2,500	583,800

		3,952,000

Health Care Providers & Services 3.7%
Cardinal Health, Inc.	7,700	996,996
Centene Corp.*	25,600	1,488,896
Cigna Group (The)	549	169,559
HCA Healthcare, Inc.	3,700	1,133,310
McKesson Corp.	800	512,208
Tenet Healthcare Corp.*	10,600	1,341,854
UnitedHealth Group, Inc.	5,800	2,754,768
Universal Health Services, Inc. (Class B Stock)	6,900	1,209,225

		9,606,816

Hotel & Resort REITs 0.2%
Park Hotels & Resorts, Inc.	42,200	518,216

Hotels, Restaurants & Leisure 2.0%
Boyd Gaming Corp.	2,500	190,650
El Pollo Loco Holdings, Inc.*	57,500	648,312
McDonald’s Corp.	2,227	686,651

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  19

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Royal Caribbean Cruises Ltd.	8,200	$2,018,020
Travel + Leisure Co.	27,900	1,557,378

		5,101,011

Household Products 0.7%
Procter & Gamble Co. (The)	10,772	1,872,604

Independent Power & Renewable Electricity Producers 0.1%
Clearway Energy, Inc. (Class C Stock)	7,100	198,942

Industrial Conglomerates 0.9%
3M Co.	15,100	2,342,312

Insurance 3.8%
Allstate Corp. (The)	2,900	577,535
Axis Capital Holdings Ltd.	14,200	1,375,696
CNO Financial Group, Inc.	14,400	600,336
Fidelis Insurance Holdings Ltd. (United Kingdom)	40,300	592,813
Globe Life, Inc.	13,900	1,771,277
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	22,900	447,924
Hartford Insurance Group, Inc. (The)	6,700	792,476
Mercury General Corp.	1,300	70,109
Travelers Cos., Inc. (The)	7,414	1,916,445
Universal Insurance Holdings, Inc.	2,600	57,668
Unum Group	21,300	1,752,777

		9,955,056

Interactive Media & Services 0.4%
Alphabet, Inc. (Class C Stock)	1,100	189,442
Meta Platforms, Inc. (Class A Stock)	1,200	801,840

		991,282

IT Services 2.6%
Accenture PLC (Ireland) (Class A Stock)	2,900	1,010,650
Akamai Technologies, Inc.*	3,000	242,040
Cognizant Technology Solutions Corp. (Class A Stock)	22,800	1,899,924
DXC Technology Co.*	37,100	681,527
International Business Machines Corp.	4,500	1,135,980

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)

Twilio, Inc. (Class A Stock)*	7,700	$923,461
VeriSign, Inc.*	3,500	832,580

		6,726,162

Life Sciences Tools & Services 3.6%

Bio-Techne Corp.	11,000	679,250
Danaher Corp.	12,300	2,555,448
IQVIA Holdings, Inc.*	2,600	490,880

Mettler-Toledo International, Inc.*	700	890,904
Thermo Fisher Scientific, Inc.	6,300	3,332,448
Waters Corp.*	3,700	1,396,158

		9,345,088

Machinery 3.4%

Allison Transmission Holdings, Inc.	14,500	1,475,375
Caterpillar, Inc.	1,000	343,950
Cummins, Inc.	5,500	2,024,990
Dover Corp.	7,900	1,570,283
Oshkosh Corp.	12,000	1,227,600
Parker-Hannifin Corp.	1,300	869,063

REV Group, Inc.	11,600	353,800
Trinity Industries, Inc.	8,100	251,829
Westinghouse Air Brake Technologies Corp.	3,100	574,616

		8,691,506

Marine Transportation 0.2%

Costamare, Inc. (Monaco)	53,700	546,666

Media 2.4%

Charter Communications, Inc. (Class A Stock)*(a)	5,500	1,999,635
Comcast Corp. (Class A Stock)	64,482	2,313,614
Fox Corp. (Class A Stock)	8,700	501,120
Fox Corp. (Class B Stock)	16,100	870,527
Nexstar Media Group, Inc.	3,300	558,195

		6,243,091

Metals & Mining 0.1%

SunCoke Energy, Inc.	37,700	341,939

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  21

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) 1.0%

AG Mortgage Investment Trust, Inc.	42,400	$320,968
PennyMac Mortgage Investment Trust	10,300	150,895
Rithm Capital Corp.	127,850	1,553,378
TPG RE Finance Trust, Inc.	44,900	387,487
Two Harbors Investment Corp.	9,300	131,874

		2,544,602

Multi-Utilities 0.9%

Consolidated Edison, Inc.	2,900	294,408
Dominion Energy, Inc.	32,500	1,840,150
Northwestern Energy Group, Inc.	2,400	134,232

		2,268,790

Oil, Gas & Consumable Fuels 4.4%

Cheniere Energy, Inc.	6,900	1,577,064
Chevron Corp.	8,938	1,417,746
Civitas Resources, Inc.	6,700	256,878
ConocoPhillips	14,615	1,449,077
EOG Resources, Inc.	16,300	2,069,122
Exxon Mobil Corp.	33,571	3,737,459
Ovintiv, Inc.	2,400	104,304
Teekay Corp. Ltd. (Bermuda)	96,900	633,726
World Kinect Corp.	4,300	128,742

		11,374,118

Passenger Airlines 1.8%

Delta Air Lines, Inc.	29,100	1,749,492
SkyWest, Inc.*	6,200	613,242
Sun Country Airlines Holdings, Inc.*	21,400	344,754
United Airlines Holdings, Inc.*	21,500	2,016,915

		4,724,403

Pharmaceuticals 4.8%

Amneal Pharmaceuticals, Inc.*	48,600	421,362
Eli Lilly & Co.	500	460,315
Harmony Biosciences Holdings, Inc.*	1,900	64,315
Innoviva, Inc.*	7,100	127,232
Jazz Pharmaceuticals PLC*	9,100	1,306,123
Johnson & Johnson	25,320	4,178,306

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Pfizer, Inc.	111,886	$2,957,147
Phibro Animal Health Corp. (Class A Stock)	7,000	159,180
Royalty Pharma PLC (Class A Stock)	47,300	1,591,172
Zoetis, Inc.	6,700	1,120,508

		12,385,660

Professional Services 0.2%

Genpact Ltd.	8,200	436,404

Real Estate Management & Development 1.0%

CBRE Group, Inc. (Class A Stock)*	8,100	1,149,714
Jones Lang LaSalle, Inc.*	5,200	1,413,828

		2,563,542

Retail REITs 0.7%

Simon Property Group, Inc.	9,800	1,823,682

Semiconductors & Semiconductor Equipment 2.8%

Analog Devices, Inc.	4,800	1,104,288
Applied Materials, Inc.	8,500	1,343,595
Cirrus Logic, Inc.*	11,600	1,208,836
KLA Corp.	800	567,072
Lam Research Corp.	9,300	713,682
MKS Instruments, Inc.	7,500	688,650
QUALCOMM, Inc.	9,600	1,508,832
Texas Instruments, Inc.	900	176,391

		7,311,346

Software 3.2%

ACI Worldwide, Inc.*	5,500	315,425
Autodesk, Inc.*	700	191,947
Consensus Cloud Solutions, Inc.*	13,000	340,210
Fortinet, Inc.*	18,100	1,954,981
Gen Digital, Inc.	17,500	478,275
Olo, Inc. (Class A Stock)*	70,500	485,745
OneSpan, Inc.	35,600	571,024
Salesforce, Inc.	6,100	1,816,885

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  23

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Teradata Corp.*	14,700	$350,448
Zoom Communications, Inc. (Class A Stock)*	22,500	1,658,250

		8,163,190

Specialized REITs 0.1%

Crown Castle, Inc.	1,300	122,330
National Storage Affiliates Trust	3,100	119,722

		242,052

Specialty Retail 1.7%

Bath & Body Works, Inc.	37,300	1,351,379
Gap, Inc. (The)	67,900	1,535,219
Lowe’s Cos., Inc.	500	124,320
Ross Stores, Inc.	4,900	687,568
Sally Beauty Holdings, Inc.*	63,100	569,162
TJX Cos., Inc. (The)	1,000	124,760

		4,392,408

Technology Hardware, Storage & Peripherals 1.2%

Apple, Inc.	1,500	362,760
HP, Inc.	30,700	947,709
Immersion Corp.	76,000	611,040
NetApp, Inc.	12,300	1,227,663

		3,149,172

Textiles, Apparel & Luxury Goods 0.5%

Crocs, Inc.*	9,900	985,743
G-III Apparel Group Ltd.*	12,000	324,840

		1,310,583

Tobacco 2.0%

Altria Group, Inc.	45,200	2,524,420
Philip Morris International, Inc.	16,443	2,553,269

		5,077,689

Trading Companies & Distributors 0.4%

United Rentals, Inc.	1,700	1,091,944

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 1.0%

T-Mobile US, Inc.	10,100	$2,723,869

TOTAL COMMON STOCKS (cost $205,644,305)		258,427,664

UNAFFILIATED EXCHANGE-TRADED FUND 0.2%
iShares Russell 1000 Value ETF (cost $385,284)	2,000	388,740

TOTAL LONG-TERM INVESTMENTS (cost $206,029,589)		258,816,404

SHORT-TERM INVESTMENTS 0.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(wb)	123,253	123,253
PGIM Institutional Money Market Fund (7-day effective yield 4.544%) (cost $1,910,945; includes $1,900,994 of cash collateral for securities on loan)(b)(wb)	1,912,109	1,910,770

TOTAL SHORT-TERM INVESTMENTS (cost $2,034,198)		2,034,023

TOTAL INVESTMENTS 100.9% (cost $208,063,787)		260,850,427
Liabilities in excess of other assets (0.9)%		(2,275,038)

NET ASSETS 100.0%		$258,575,389

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,890,564; cash collateral of $1,900,994 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  25

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$11,271,414	$—	$—
Air Freight & Logistics	1,603,690	—	—
Automobile Components	1,471,712	—	—
Automobiles	2,146,785	—	—
Banks	16,181,106	—	—
Beverages	556,636	—	—
Biotechnology	12,304,973	—	—
Broadline Retail	116,727	—	—
Building Products	552,930	—	—
Capital Markets	14,474,368	—	—
Chemicals	3,348,149	—	—
Commercial Services & Supplies	1,618,415	—	—
Communications Equipment	4,336,197	—	—
Consumer Finance	3,789,833	—	—
Consumer Staples Distribution & Retail	4,390,616	—	—
Diversified Consumer Services	2,389,846	—	—
Diversified Telecommunication Services	7,052,581	—	—
Electric Utilities	3,656,329	—	—
Electrical Equipment	3,244,489	—	—
Electronic Equipment, Instruments & Components	3,359,853	—	—
Energy Equipment & Services	970,678	—	—
Entertainment	4,941,482	—	—
Financial Services	10,412,529	—	—
Food Products	2,712,360	—	—
Gas Utilities	3,287,392	—	—
Ground Transportation	220,429	—	—
Health Care Equipment & Supplies	3,952,000	—	—
Health Care Providers & Services	9,606,816	—	—
Hotel & Resort REITs	518,216	—	—
Hotels, Restaurants & Leisure	5,101,011	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Household Products	$1,872,604	$—	$—
Independent Power & Renewable Electricity Producers	198,942	—	—
Industrial Conglomerates	2,342,312	—	—
Insurance	9,955,056	—	—
Interactive Media & Services	991,282	—	—
IT Services	6,726,162	—	—
Life Sciences Tools & Services	9,345,088	—	—
Machinery	8,691,506	—	—
Marine Transportation	546,666	—	—
Media	6,243,091	—	—
Metals & Mining	341,939	—	—
Mortgage Real Estate Investment Trusts (REITs)	2,544,602	—	—
Multi-Utilities	2,268,790	—	—
Oil, Gas & Consumable Fuels	11,374,118	—	—
Passenger Airlines	4,724,403	—	—
Pharmaceuticals	12,385,660	—	—
Professional Services	436,404	—	—
Real Estate Management & Development	2,563,542	—	—
Retail REITs	1,823,682	—	—
Semiconductors & Semiconductor Equipment	7,311,346	—	—
Software	8,163,190	—	—
Specialized REITs	242,052	—	—
Specialty Retail	4,392,408	—	—
Technology Hardware, Storage & Peripherals	3,149,172	—	—
Textiles, Apparel & Luxury Goods	1,310,583	—	—
Tobacco	5,077,689	—	—
Trading Companies & Distributors	1,091,944	—	—
Wireless Telecommunication Services	2,723,869	—	—
Unaffiliated Exchange-Traded Fund	388,740	—	—
Short-Term Investments
Affiliated Mutual Funds	2,034,023	—	—

Total	$260,850,427	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Banks	6.3%
Capital Markets	5.6

Pharmaceuticals	4.8%
Biotechnology	4.8

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  27

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Industry Classification (continued):

Oil, Gas & Consumable Fuels	4.4%
Aerospace & Defense	4.4
Financial Services	4.0
Insurance	3.8
Health Care Providers & Services	3.7
Life Sciences Tools & Services	3.6
Machinery	3.4
Software	3.2
Semiconductors & Semiconductor Equipment	2.8
Diversified Telecommunication Services	2.7
IT Services	2.6
Media	2.4
Hotels, Restaurants & Leisure	2.0
Tobacco	2.0
Entertainment	1.9
Passenger Airlines	1.8
Specialty Retail	1.7
Consumer Staples Distribution & Retail	1.7
Communications Equipment	1.7
Health Care Equipment & Supplies	1.5
Consumer Finance	1.5
Electric Utilities	1.4
Electronic Equipment, Instruments & Components	1.3
Chemicals	1.3
Gas Utilities	1.3
Electrical Equipment	1.3
Technology Hardware, Storage & Peripherals	1.2
Wireless Telecommunication Services	1.0
Food Products	1.0
Real Estate Management & Development	1.0
Mortgage Real Estate Investment Trusts (REITs)	1.0
Diversified Consumer Services	0.9
Industrial Conglomerates	0.9
Multi-Utilities	0.9

Automobiles	0.8%
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	0.8
Household Products	0.7
Retail REITs	0.7
Commercial Services & Supplies	0.6
Air Freight & Logistics	0.6
Automobile Components	0.6
Textiles, Apparel & Luxury Goods	0.5
Trading Companies & Distributors	0.4
Interactive Media & Services	0.4
Energy Equipment & Services	0.4
Beverages	0.2
Building Products	0.2
Marine Transportation	0.2
Hotel & Resort REITs	0.2
Professional Services	0.2
Unaffiliated Exchange-Traded Fund	0.2
Metals & Mining	0.1
Specialized REITs	0.1
Ground Transportation	0.1
Independent Power & Renewable Electricity Producers	0.1
Broadline Retail	0.0 *

100.9
Liabilities in excess of other assets	(0.9)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (continued)

as of February 28, 2025

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,890,564	$(1,890,564)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  29

PGIM Quant Solutions Large-Cap Value Fund

Statement of Assets & Liabilities

as of February 28, 2025

Assets

Investments at value, including securities on loan of $1,890,564:
Unaffiliated investments (cost $206,029,589)	$258,816,404
Affiliated investments (cost $2,034,198)	2,034,023
Dividends receivable	355,032
Receivable for Fund shares sold	4,814
Tax reclaim receivable	2,451
Prepaid expenses	1,920

Total Assets	261,214,644

Liabilities
Payable to broker for collateral for securities on loan	1,900,994
Payable for Fund shares purchased	368,200
Management fee payable	156,120
Accrued expenses and other liabilities	130,581
Distribution fee payable	76,393
Affiliated transfer agent fee payable	4,133
Trustees’ fees payable	2,834

Total Liabilities	2,639,255

Net Assets	$258,575,389

Net assets were comprised of:
Shares of beneficial interest, at par	$20,482
Paid-in capital in excess of par	197,119,529
Total distributable earnings (loss)	61,435,378

Net assets, February 28, 2025	$258,575,389

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Statement of Assets & Liabilities (continued)

as of February 28, 2025

Class A

Net asset value and redemption price per share, ($39,787,828 ÷ 3,265,253 shares of beneficial interest issued and outstanding)	$12.19
Maximum sales charge (5.50% of offering price)	0.71

Maximum offering price to public	$12.90

Class C

Net asset value, offering price and redemption price per share, ($2,008,017 ÷ 190,561 shares of beneficial interest issued and outstanding)	$10.54

Class R

Net asset value, offering price and redemption price per share, ($172,033,822 ÷ 13,515,245 shares of beneficial interest issued and outstanding)	$12.73

Class Z

Net asset value, offering price and redemption price per share, ($42,067,415 ÷ 3,300,493 shares of beneficial interest issued and outstanding)	$12.75

Class R6

Net asset value, offering price and redemption price per share, ($2,678,307 ÷ 210,352 shares of beneficial interest issued and outstanding)	$12.73

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  31

PGIM Quant Solutions Large-Cap Value Fund

Statement of Operations

Year Ended February 28, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$7,216,256
Affiliated dividend income	31,304
Income from securities lending, net (including affiliated income of $3,001)	6,421

Total income	7,253,981

Expenses
Management fee	2,330,249
Distribution fee(a)	1,472,986
Transfer agent’s fees and expenses (including affiliated expense of $17,760)(a)	290,600
Custodian and accounting fees	54,229
Shareholders’ reports	47,777
Registration fees(a)	46,419
Professional fees	31,666
Audit fee	26,655
Trustees’ fees	13,440
Miscellaneous	83,822

Total expenses	4,397,843
Less: Fee waiver and/or expense reimbursement(a)	(492,851)
Distribution fee waiver(a)	(463,928)

Net expenses	3,441,064

Net investment income (loss)	3,812,917

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $2,572)	47,903,515
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(2,885))	(14,091,225)

Net gain (loss) on investment transactions	33,812,290

Net Increase (Decrease) In Net Assets Resulting From Operations	$37,625,207

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	117,263	22,570	1,333,153	—	—
Transfer agent’s fees and expenses	41,180	4,320	219,569	23,611	1,920
Registration fees	11,800	8,853	5,288	8,034	12,444
Fee waiver and/or expense reimbursement	(58,963)	(7,413)	(322,343)	(68,098)	(36,034)
Distribution fee waiver	(19,544)	—	(444,384)	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Statements of Changes in Net Assets

	Year Ended February 28/29,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,812,917	$5,444,783
Net realized gain (loss) on investment transactions	47,903,515	(176,478)
Net change in unrealized appreciation (depreciation) on investments	(14,091,225)	16,761,678

Net increase (decrease) in net assets resulting from operations	37,625,207	22,029,983

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,066,641)	(1,290,078)
Class C	(361,068)	(81,755)
Class R	(25,098,158)	(5,648,748)
Class Z	(6,378,330)	(1,554,871)
Class R6	(433,229)	(1,924,229)

	(38,337,426)	(10,499,681)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	20,818,764	55,680,263
Net asset value of shares issued in reinvestment of dividends and distributions	38,231,187	10,473,130
Cost of shares purchased	(113,988,490)	(60,226,282)

Net increase (decrease) in net assets from Fund share transactions	(54,938,539)	5,927,111

Total increase (decrease)	(55,650,758)	17,457,413

Net Assets:

Beginning of year	314,226,147	296,768,734

End of year	$258,575,389	$314,226,147

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  33

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2025		2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.61		$12.15	$13.86	$12.74	$10.47
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.22	0.21	0.20	0.19
Net realized and unrealized gain (loss) on investment transactions	1.53		0.69	(0.72)	2.21	2.29
Total from investment operations	1.70		0.91	(0.51)	2.41	2.48
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.13)	(0.23)	(0.24)	(0.17)
Distributions from net realized gains	(1.72)		(0.32)	(0.97)	(1.05)	(0.04)
Total dividends and distributions	(2.12)		(0.45)	(1.20)	(1.29)	(0.21)
Net asset value, end of year	$12.19		$12.61	$12.15	$13.86	$12.74
Total Return(b):	13.55%		7.66%	(3.63)%	19.13%	24.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$39,788		$37,602	$37,826	$38,102	$30,685
Average net assets (000)	$39,088		$35,169	$37,739	$36,266	$24,971
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11	%(d)	1.12%	1.12%	1.12%	1.15%
Expenses before waivers and/or expense reimbursement	1.31%		1.34%	1.34%	1.34%	1.37%
Net investment income (loss)	1.32%		1.86%	1.62%	1.39%	1.89%
Portfolio turnover rate(e)	96%		81%	96%	73%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.16	$10.81	$12.48	$11.59	$9.56
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.09	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investment transactions	1.34	0.60	(0.65)	2.00	2.07
Total from investment operations	1.38	0.69	(0.58)	2.06	2.14
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.02)	(0.12)	(0.12)	(0.07)
Distributions from net realized gains	(1.72)	(0.32)	(0.97)	(1.05)	(0.04)
Total dividends and distributions	(2.00)	(0.34)	(1.09)	(1.17)	(0.11)
Net asset value, end of year	$10.54	$11.16	$10.81	$12.48	$11.59
Total Return(b):	12.54%	6.50%	(4.60)%	17.97%	22.62%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,008	$2,425	$3,700	$3,977	$3,165
Average net assets (000)	$2,257	$2,845	$3,753	$3,661	$2,561
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.13%	2.16%	2.14%	2.09%	2.29%
Expenses before waivers and/or expense reimbursement	2.46%	2.37%	2.31%	2.26%	2.46%
Net investment income (loss)	0.32%	0.83%	0.59%	0.44%	0.76%
Portfolio turnover rate(d)	96%	81%	96%	73%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  35

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (continued)

Class R Shares
	Year Ended February 28/29,
	2025		2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.09		$12.60	$14.32	$13.13	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.20	0.19	0.17	0.17
Net realized and unrealized gain (loss) on investment transactions	1.58		0.71	(0.74)	2.27	2.38
Total from investment operations	1.73		0.91	(0.55)	2.44	2.55
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.10)	(0.20)	(0.20)	(0.16)
Distributions from net realized gains	(1.72)		(0.32)	(0.97)	(1.05)	(0.04)
Total dividends and distributions	(2.09)		(0.42)	(1.17)	(1.25)	(0.20)
Net asset value, end of year	$12.73		$13.09	$12.60	$14.32	$13.13
Total Return(b):	13.36%		7.41%	(3.79)%	18.91%	23.82%

Ratios/Supplemental Data:
Net assets, end of year (000)	$172,034		$176,559	$173,940	$234,737	$240,673
Average net assets (000)	$177,754		$171,600	$189,944	$241,292	$197,850
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.32	%(d)	1.33%	1.33%	1.33%	1.33%
Expenses before waivers and/or expense reimbursement	1.75%		1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	1.11%		1.65%	1.39%	1.19%	1.69%
Portfolio turnover rate(e)	96%		81%	96%	73%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended February 28/29,
	2025		2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.10		$12.60	$14.33	$13.13	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.27	0.26	0.25	0.23
Net realized and unrealized gain (loss) on investment transactions	1.59		0.72	(0.75)	2.28	2.37
Total from investment operations	1.81		0.99	(0.49)	2.53	2.60
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.17)	(0.27)	(0.28)	(0.21)
Distributions from net realized gains	(1.72)		(0.32)	(0.97)	(1.05)	(0.04)
Total dividends and distributions	(2.16)		(0.49)	(1.24)	(1.33)	(0.25)
Net asset value, end of year	$12.75		$13.10	$12.60	$14.33	$13.13
Total Return(b):	13.99%		8.03%	(3.34)%	19.58%	24.37%

Ratios/Supplemental Data:
Net assets, end of year (000)	$42,067		$42,356	$46,000	$55,747	$80,486
Average net assets (000)	$42,833		$41,869	$49,467	$71,101	$53,264
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.80%	0.80%	0.80%	0.81%
Expenses before waivers and/or expense reimbursement	0.95%		0.95%	0.95%	0.96%	0.98%
Net investment income (loss)	1.64%		2.18%	1.93%	1.69%	2.17%
Portfolio turnover rate(e)	96%		81%	96%	73%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  37

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended February 28/29,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.08	$12.59	$14.32	$13.13	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.27	0.28	0.21	0.23
Net realized and unrealized gain (loss) on investment transactions	1.56	0.71	(0.77)	2.31	2.37
Total from investment operations	1.81	0.98	(0.49)	2.52	2.60
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.17)	(0.27)	(0.28)	(0.21)
Distributions from net realized gains	(1.72)	(0.32)	(0.97)	(1.05)	(0.04)
Total dividends and distributions	(2.16)	(0.49)	(1.24)	(1.33)	(0.25)
Net asset value, end of year	$12.73	$13.08	$12.59	$14.32	$13.13
Total Return(b):	14.01%	7.96%	(3.34)%	19.52%	24.37%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,678	$55,285	$35,302	$36,200	$618
Average net assets (000)	$33,036	$47,186	$49,222	$13,569	$362
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79%	0.80%	0.80%	0.80%	0.81%
Expenses before waivers and/or expense reimbursement	0.90%	0.90%	0.90%	0.98%	4.98%
Net investment income (loss)	1.84%	2.18%	2.07%	1.37%	2.15%
Portfolio turnover rate(d)	96%	81%	96%	73%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.  Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Jennison Focused Growth Fund and PGIM Quant Solutions Large-Cap Value Fund (each, a “Fund” and collectively, the “Funds”). PGIM Jennison Focused Growth Fund is classified as a non-diversified fund for purposes of the 1940 Act and PGIM Quant Solutions Large-Cap Value Fund is classified as a diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Jennison Focused Growth Fund (“Jennison Focused Growth”)	to seek long-term growth of capital
PGIM Quant Solutions Large-Cap Value Fund (“Quant Solutions Large-Cap Value”)	long-term growth of capital

2.  Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

Notes to Financial Statements (continued)

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally value dusing pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

Notes to Financial Statements (continued)

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially ,the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from

Notes to Financial Statements (continued)

GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)
Jennison Focused Growth	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)
Quant Solutions Large-Cap Value	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Focused Growth	0.67% up to $1 billion of average daily net assets; 0.65% from $1 billion to $3 billion of average daily net assets; 0.63% from $3 billion to $5 billion of average daily net assets; 0.62% from $5 billion to $10 billion of average daily net assets; 0.61% over $10 billion of average daily net assets	0.66%
Quant Solutions Large-Cap Value	0.79% to $1 billion of average daily net assets; 0.75% over $1 billion of average daily net assets	0.79

The Manager has contractually agreed, through June 30, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Focused Growth - Class A	1.05%
Jennison Focused Growth - Class C	1.78
Jennison Focused Growth - Class Z	0.75
Jennison Focused Growth - Class R6	0.67
Quant Solutions Large-Cap Value - Class A	1.11
Quant Solutions Large-Cap Value - Class C	2.13
Quant Solutions Large-Cap Value - Class R	1.32

Notes to Financial Statements (continued)

Fund	Class Expense Limitation
Quant Solutions Large-Cap Value - Class Z	0.79%
Quant Solutions Large-Cap Value - Class R6	0.79

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Jennison Focused Growth - Class A	0.30%	0.25%
Jennison Focused Growth - Class C	1.00	1.00
Jennison Focused Growth - Class Z	N/A	N/A
Jennison Focused Growth - Class R6	N/A	N/A
Quant Solutions Large-Cap Value - Class A	0.30	0.25
Quant Solutions Large-Cap Value - Class C	1.00	1.00
Quant Solutions Large-Cap Value - Class R	0.75	0.50
Quant Solutions Large-Cap Value - Class Z	N/A	N/A
Quant Solutions Large-Cap Value - Class R6	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended February 28, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Focused Growth	$33,830

For the year ended February 28, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”)

Imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Focused Growth - Class A	$365,078	$755
Jennison Focused Growth - Class C	—	3,921
Quant Solutions Large-Cap Value - Class A	6,842	300
Quant Solutions Large-Cap Value - Class C	—	28

PGIM Investments, PIMS, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended February 28,

Notes to Financial Statements (continued)

2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Jennison Focused Growth	$532,116,394	$725,215,302
Quant Solutions Large-Cap Value	284,923,331	373,351,135

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended February 28, 2025, is presented as follows:

Jennison Focused Growth

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)

$1,039,268	$349,468,650	$350,476,255	$—	$ —	$31,663	31,663	$391,272

PGIM Institutional Money Market Fund (7-day effective yield 4.544%)(1)(b)(wb)

—	77,603,583	77,604,552	—	969	—	—	6,399(2)
$1,039,268	$427,072,233	$428,080,807	$—	$969	$31,663		$397,671

Quant Solutions Large-Cap Value

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)

$ 128,548	$28,365,032	$ 28,370,327	$ —	$ —	$ 123,253	123,253	$31,304

PGIM Institutional Money Market Fund (7-day effective yield 4.544%)(1)(b)(wb)

3,593,762	51,948,559	53,631,238	(2,885)	2,572	1,910,770	1,912,109	3,001(2)
$3,722,310	$80,313,591	$82,001,565	$(2,885)	$2,572	$2,034,023		$34,305

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.  Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the year ended February 28, 2025, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
Jennison Focused Growth (a)	$5,158,013	$(5,158,013)
Quant Solutions Large-Cap Value	—	—

(a) Net Operating Loss

For the year ended February 28, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Focused Growth	$ —	$ —	$—	$ —
Quant Solutions Large-Cap Value	9,764,396	28,573,030	—	38,337,426

For the year ended February 29, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Focused Growth	$ —	$—	$—	$ —
Quant Solutions Large-Cap Value	2,838,419	7,661,262	—	10,499,681

For the year ended February 28, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Focused Growth	$ —	$ —
Quant Solutions Large-Cap Value	2,068,077	8,722,120

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 28, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Focused Growth	$813,662,028	$833,409,579	$(29,235,526)	$804,174,053
Quant Solutions Large-Cap Value	210,205,246	59,936,452	(9,291,271)	50,645,181

Notes to Financial Statements (continued)

The difference between GAAP basis and tax basis was primarily attributable to deferred losses on wash sales, and investments in passive foreign investment companies.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of February 28, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Focused Growth	$5,902,000	$196,515,000
Quant Solutions Large-Cap Value	—	2,159,000

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (February 28, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Focused Growth	$1,813,000	$—
Quant Solutions Large-Cap Value	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2025 are subject to such review.

7.  Capital and Ownership

Each Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Funds at $0.001 par value per share.

As of February 28, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Focused Growth–Class Z	35,648	0.3%
Quant Solutions Large-Cap Value–Class Z	17,937	0.5

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Focused Growth	—	—%
Quant Solutions Large-Cap Value	—	—
Unaffiliated:
Jennison Focused Growth	4	38.6
Quant Solutions Large-Cap Value	2	82.7

Transactions in shares of beneficial interest were as follows:

Jennison Focused Growth:

Share Class	Shares	Amount

Class A
Year ended February 28, 2025:
Shares sold	1,288,625	$33,080,529
Shares purchased	(5,478,653)	(137,495,945)
Net increase (decrease) in shares outstanding before conversion	(4,190,028)	(104,415,416)
Shares issued upon conversion from other share class(es)	259,541	6,437,540
Shares purchased upon conversion into other share class(es)	(331,446)	(8,176,727)
Net increase (decrease) in shares outstanding	(4,261,933)	$(106,154,603)

Year ended February 29, 2024:
Shares sold	1,479,880	$27,482,382
Shares purchased	(6,938,167)	(126,437,886)
Net increase (decrease) in shares outstanding before conversion	(5,458,287)	(98,955,504)
Shares issued upon conversion from other share class(es)	323,133	6,051,989
Shares purchased upon conversion into other share class(es)	(323,967)	(5,948,277)
Net increase (decrease) in shares outstanding	(5,459,121)	$(98,851,792)

Notes to Financial Statements (continued)

Jennison Focused Growth (cont’d.):

Share Class	Shares	Amount

Class C
Year ended February 28, 2025:
Shares sold	226,062	$3,943,709
Shares purchased	(480,933)	(8,329,802)
Net increase (decrease) in shares outstanding before conversion	(254,871)	(4,386,093)
Shares purchased upon conversion into other share class(es)	(318,283)	(5,536,871)
Net increase (decrease) in shares outstanding	(573,154)	$(9,922,964)

Year ended February 29, 2024:
Shares sold	519,809	$6,782,306
Shares purchased	(615,731)	(7,784,579)
Net increase (decrease) in shares outstanding before conversion	(95,922)	(1,002,273)
Shares purchased upon conversion into other share class(es)	(465,998)	(6,001,973)
Net increase (decrease) in shares outstanding	(561,920)	$(7,004,246)

Class Z
Year ended February 28, 2025:
Shares sold	2,023,734	$56,748,054
Shares purchased	(3,767,112)	(106,108,210)
Net increase (decrease) in shares outstanding before conversion	(1,743,378)	(49,360,156)
Shares issued upon conversion from other share class(es)	292,531	8,184,608
Shares purchased upon conversion into other share class(es)	(109,012)	(3,043,816)
Net increase (decrease) in shares outstanding	(1,559,859)	$(44,219,364)

Year ended February 29, 2024:
Shares sold	4,941,480	$98,794,536
Shares purchased	(5,097,662)	(104,333,083)
Net increase (decrease) in shares outstanding before conversion	(156,182)	(5,538,547)
Shares issued upon conversion from other share class(es)	296,003	6,087,219
Shares purchased upon conversion into other share class(es)	(43,802)	(935,220)
Net increase (decrease) in shares outstanding	96,019	$(386,548)

Class R6
Year ended February 28, 2025:
Shares sold	735,358	$20,802,390
Shares purchased	(1,628,632)	(46,199,865)
Net increase (decrease) in shares outstanding before conversion	(893,274)	(25,397,475)
Shares issued upon conversion from other share class(es)	86,519	2,464,430
Shares purchased upon conversion into other share class(es)	(11,050)	(329,164)
Net increase (decrease) in shares outstanding	(817,805)	$(23,262,209)

Jennison Focused Growth (cont’d.):

Share Class	Shares	Amount

Year ended February 29, 2024:
Shares sold	1,583,177	$33,180,004
Shares purchased	(2,900,218)	(60,816,347)
Net increase (decrease) in shares outstanding before conversion	(1,317,041)	(27,636,343)
Shares issued upon conversion from other share class(es)	46,948	939,303
Shares purchased upon conversion into other share class(es)	(9,574)	(193,041)
Net increase (decrease) in shares outstanding	(1,279,667)	$(26,890,081)

Quant Solutions Large-Cap Value:

Share Class	Shares	Amount

Class A
Year ended February 28, 2025:
Shares sold	442,366	$5,764,441
Shares issued in reinvestment of dividends and distributions	497,095	5,989,990
Shares purchased	(637,237)	(8,181,883)
Net increase (decrease) in shares outstanding before conversion	302,224	3,572,548
Shares issued upon conversion from other share class(es)	19,628	247,055
Shares purchased upon conversion into other share class(es)	(39,260)	(521,832)
Net increase (decrease) in shares outstanding	282,592	$3,297,771

Year ended February 29, 2024:
Shares sold	261,107	$3,136,420
Shares issued in reinvestment of dividends and distributions	105,612	1,269,450
Shares purchased	(498,925)	(5,901,060)
Net increase (decrease) in shares outstanding before conversion	(132,206)	(1,495,190)
Shares issued upon conversion from other share class(es)	29,188	353,367
Shares purchased upon conversion into other share class(es)	(27,192)	(323,463)
Net increase (decrease) in shares outstanding	(130,210)	$(1,465,286)

Class C
Year ended February 28, 2025:
Shares sold	14,401	$165,923
Shares issued in reinvestment of dividends and distributions	33,585	350,623
Shares purchased	(51,679)	(584,289)
Net increase (decrease) in shares outstanding before conversion	(3,693)	(67,743)
Shares purchased upon conversion into other share class(es)	(22,964)	(252,927)
Net increase (decrease) in shares outstanding	(26,657)	$(320,670)

Notes to Financial Statements (continued)

Quant Solutions Large-Cap Value (cont’d.):

Share Class	Shares	Amount

Year ended February 29, 2024:
Shares sold	21,051	$221,722
Shares issued in reinvestment of dividends and distributions	7,497	79,995
Shares purchased	(134,483)	(1,404,451)
Net increase (decrease) in shares outstanding before conversion	(105,935)	(1,102,734)
Shares purchased upon conversion into other share class(es)	(19,076)	(202,867)
Net increase (decrease) in shares outstanding	(125,011)	$(1,305,601)

Class R
Year ended February 28, 2025:
Shares sold	351,833	$4,692,559
Shares issued in reinvestment of dividends and distributions	1,993,499	25,098,158
Shares purchased	(2,322,726)	(31,776,451)
Net increase (decrease) in shares outstanding	22,606	$(1,985,734)

Year ended February 29, 2024:
Shares sold	1,475,883	$17,613,983
Shares issued in reinvestment of dividends and distributions	452,624	5,648,748
Shares purchased	(2,243,678)	(27,540,189)
Net increase (decrease) in shares outstanding	(315,171)	$(4,277,458)

Class Z
Year ended February 28, 2025:
Shares sold	57,477	$786,042
Shares issued in reinvestment of dividends and distributions	504,756	6,359,921
Shares purchased	(513,337)	(6,909,962)
Net increase (decrease) in shares outstanding before conversion	48,896	236,001
Shares issued upon conversion from other share class(es)	32,080	442,779
Shares purchased upon conversion into other share class(es)	(14,982)	(211,274)
Net increase (decrease) in shares outstanding	65,994	$467,506

Year ended February 29, 2024:
Shares sold	80,519	$998,465
Shares issued in reinvestment of dividends and distributions	124,255	1,550,708
Shares purchased	(632,991)	(7,822,797)
Net increase (decrease) in shares outstanding before conversion	(428,217)	(5,273,624)
Shares issued upon conversion from other share class(es)	24,626	305,331
Shares purchased upon conversion into other share class(es)	(11,824)	(150,500)
Net increase (decrease) in shares outstanding	(415,415)	$(5,118,793)

Quant Solutions Large-Cap Value (cont’d.):

Share Class	Shares	Amount

Class R6
Year ended February 28, 2025:
Shares sold	688,796	$9,409,799
Shares issued in reinvestment of dividends and distributions	34,380	432,495
Shares purchased	(4,759,144)	(66,535,905)
Net increase (decrease) in shares outstanding before conversion	(4,035,968)	(56,693,611)
Shares issued upon conversion from other share class(es)	21,399	301,339
Shares purchased upon conversion into other share class(es)	(366)	(5,140)
Net increase (decrease) in shares outstanding	(4,014,935)	$(56,397,412)

Year ended February 29, 2024:
Shares sold	2,713,383	$33,709,673
Shares issued in reinvestment of dividends and distributions	154,309	1,924,229
Shares purchased	(1,446,876)	(17,557,785)
Net increase (decrease) in shares outstanding before conversion	1,420,816	18,076,117
Shares issued upon conversion from other share class(es)	1,649	19,183
Shares purchased upon conversion into other share class(es)	(84)	(1,051)
Net increase (decrease) in shares outstanding	1,422,381	$18,094,249

8. Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

Notes to Financial Statements (continued)

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the year ended February 28, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at February 28, 2025
Jennison Focused Growth	$ 848,140	6.13%	43	$ 4,109,000	$171,000
Quant Solutions Large-Cap Value	3,320,435	6.31	23	60,067,000	—

9.  Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Focused Growth	Quant Solutions Large-Cap Value
Convertible Securities	X	–
Economic and Market Events	X	X
Equity and Equity-Related Securities	X	X
Foreign Securities	X	–
Growth Style	X	–
Increase in Expenses	X	X
Initial Public Offerings	X	–
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Model Design	–	X
Model Implementation	–	X
Non-Diversified Investment Company	X	–
Preferred Securities	X	X
Sector Exposure	X	X
Value Style	–	X

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth

Notes to Financial Statements (continued)

stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings (“IPOs”) Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Notes to Financial Statements (continued)

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Preferred Securities Risk: Preferred securities can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred securities may be less attractive and the price of preferred securities may decline. Preferred security usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred security to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.  Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 3 and Shareholders of PGIM Jennison Focused Growth Fund and PGIM Quant Solutions Large-Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Jennison Focused Growth Fund and PGIM Quant Solutions Large-Cap Value Fund (two of the funds constituting Prudential Investment Portfolios 3, hereafter collectively referred to as the “Funds”) as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 15, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

62

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Strategic Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Strategic Bond Fund	1
Notes to Financial Statements	69

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.6%

ASSET-BACKED SECURITIES 14.2%

Automobiles 0.6%

Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class E, 144A	7.917%	05/17/32		725	$740,764
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240	04/20/27		700	704,409
Series 2023-02A, Class C, 144A	6.180	10/20/27		500	504,856
Series 2023-08A, Class C, 144A	7.340	02/20/30		1,000	1,050,095
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		526	525,866
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,252,110
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		115	120,887
Series 2021-02, Class F, 144A	4.393	12/26/28		6	6,184
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class E, 144A	11.366	12/15/32		39	39,550
Santander Bank NA,
Series 2021-01A, Class D, 144A	5.004	12/15/31		299	298,925
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	985,153

					6,228,799

Collateralized Loan Obligations 12.0%

Battalion CLO Ltd. (Cayman Islands), Series 2020-18A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.314(c)	10/15/36		3,000	2,987,796
Bilbao CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.985(c)	04/15/36	EUR	5,900	6,197,741
BlueMountain CLO Ltd. (Cayman Islands), Series 2019-25A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.262(c)	01/15/38		6,000	6,003,028
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.536(c)	03/15/32	EUR	8,250	8,613,394
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	8,872,334
CVC Cordatus Loan Fund DAC (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	195	202,376
Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.305(c)	10/20/34		4,500	4,500,000

See Notes to Financial Statements.

PGIM Strategic Bond Fund  1

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands), (cont’d.) Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.023%(c)	01/20/38		5,750	$5,748,936
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.535(c)	10/15/34	EUR	9,000	9,391,164
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	6.180(c)	10/20/29		750	749,962
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.485(c)	07/15/32	EUR	8,050	8,403,492
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.580(c)	01/20/38		5,150	5,212,326
Nassau Euro CLO DAC (Ireland), Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.467(c)	04/25/39	EUR	5,500	5,712,034
Ocean Trails CLO (Cayman Islands), Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.314(c)	10/15/34		10,000	10,000,000
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	6.264(c)	10/15/34		15,000	14,964,020
Regatta Funding Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.456(c)	10/15/37		5,500	5,493,133
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	8,148,276
St. Paul’s CLO DAC (Ireland), Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	9,177,800
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class BRR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	6.255(c)	10/29/34		6,000	5,995,392
Tikehau CLO DAC (Ireland), Series 09A, Class B1R, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.819(c)	01/20/37	EUR	9,500	9,904,099

					136,277,303

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 0.8%

Affirm Asset Securitization Trust, Series 2024-A, Class 1E, 144A	9.170%	02/15/29		900	$919,264
Series 2024-X02, Class D, 144A	6.080	12/17/29		1,700	1,700,421
Affirm Master Trust, Series 2025-01A, Class D, 144A	5.620	02/15/33		2,500	2,501,953
Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		1,000	1,020,539
OneMain Financial Issuance Trust, Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,740,305

					8,882,482

Other 0.6%

GoodLeap Sustainable Home Solutions Trust, Series 2023-03C, Class A, 144A	6.500	07/20/55		431	430,510
Series 2024-01GS, Class A, 144A	6.250	06/20/57		854	874,157
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41		1,800	1,732,248
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27		2,000	2,013,066
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		687	711,009
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		1,300	1,316,808

					7,077,798

Residential Mortgage-Backed Securities 0.2%

LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.521(c)	11/25/60	EUR	89	89,322
Pret LLC, Series 2025-NPL02, Class A1, 144A	5.835	03/25/55		2,000	1,999,999
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.100(c)	03/15/26	EUR	225	174,011

					2,263,332

See Notes to Financial Statements.

PGIM Strategic Bond Fund  3

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loan 0.0%

Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000%	10/25/48	439	$127,832

TOTAL ASSET-BACKED SECURITIES (cost $169,450,863)				160,857,546

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.5%

20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.100(cc)	05/15/35	4,900	3,846,500
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	5,000	3,825,000
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	100	74,500
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.315(cc)	09/15/56	11,949	1,196,851
Series 2023-05YR04, Class XD, IO, 144A	3.605(cc)	12/15/56	10,349	1,135,183
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	219,217
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	250	218,893
Series 2019-C04, Class XB, IO	1.111(cc)	08/15/52	43,170	1,933,787
Benchmark Mortgage Trust,
Series 2024-V05, Class XD, IO, 144A	2.973(cc)	01/10/57	13,473	1,337,630
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.901(c)	07/15/41	1,700	1,700,000
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.001(c)	08/15/26	1,205	1,214,153
BLP Commercial Mortgage Trust,
Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.560(c)	03/15/42	1,740	1,740,000
BMO Mortgage Trust,
Series 2024-05C04, Class XD, IO, 144A	2.769(cc)	05/15/57	16,130	1,491,864
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class C, 144A	6.389(cc)	11/05/39	2,240	2,296,030
BPR Trust,
Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38	3,800	3,958,296
BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.310(c)	02/15/35	2,110	2,101,914
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 2.092%)	6.316(c)	03/15/30	1,880	1,878,823
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44	600	628,074
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	1,900	55,738

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month SOFR + 1.996% (Cap N/A, Floor 1.700%)	6.308%(c)	05/15/35	75	$74,086
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	6.608(c)	05/15/35	263	261,177
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	250	227,694
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.326(cc)	03/25/26	1,004	11,365
Series K066, Class X1, IO	0.731(cc)	06/25/27	6,917	94,430
Series K103, Class X1, IO	0.636(cc)	11/25/29	147,943	3,792,578
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	8.976(c)	10/15/36	3,090	3,085,916
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.340(cc)	01/13/40	1,895	1,944,324
Series 2025-SPRL, Class E, 144A	6.678(cc)	01/13/40	970	999,082
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A	4.613(cc)	07/05/31	8,800	4,311,999
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	9,825	3,085,052
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.027(c)	04/15/38	2,188	2,185,949
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.850(c)	02/15/42	2,110	2,104,721
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.926(c)	03/15/36	772	741,488
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.176(c)	03/15/36	400	383,322
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41	1,895	2,013,298
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class D, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.460(c)	03/15/35	1,355	1,355,000
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.252(c)	11/15/41	2,790	2,800,463
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.926(c)	05/15/31	11,200	11,199,994

See Notes to Financial Statements.

PGIM Strategic Bond Fund  5

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.602%(c)	10/15/41	700	$702,586
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.252(c)	10/15/41	1,100	1,103,962

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $86,713,837)				73,330,939

CORPORATE BONDS 36.9%

Advertising 0.0%
CMG Media Corp.,
Sec’d. Notes, 144A	8.875	06/18/29	508	424,317

Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	995,310
Sr. Unsec’d. Notes	3.950	08/01/59	1,500	1,039,743
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	2,750	2,742,630
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,577	2,588,274
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	7.000	07/28/30	1,865	1,996,259

				9,362,216

Agriculture 0.0%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	100	93,091

Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,925	1,905,750
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.750	10/28/29	1,720	1,618,538
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	695	701,367
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates(h)	2.700	11/01/33	360	320,128

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26	850	$839,296
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	385,630

				5,770,709

Auto Manufacturers 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	875	729,573
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	550	511,629
General Motors Co.,
Sr. Unsec’d. Notes(a)	5.150	04/01/38	1,250	1,160,787
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	3.600	06/21/30	1,365	1,260,022

				3,662,011

Auto Parts & Equipment 0.6%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	850	849,838
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	950	945,878
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	50	51,030
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	126	125,685
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	3,015	3,005,811
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	200	204,928
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	2,025	2,012,328

				7,195,498

Banks 6.8%
Banco de Credito del Peru SA (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,315	1,261,578
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A(a)	3.466(ff)	09/23/36	1,185	1,048,358
Bank of America Corp.,
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	2,820	2,528,597

See Notes to Financial Statements.

PGIM Strategic Bond Fund  7

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes	2.687%(ff)	04/22/32	1,605	$1,412,307
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	2,450	2,254,273
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	935,500
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	2,865	2,544,637
Sr. Unsec’d. Notes(a)	2.894(ff)	11/24/32	1,270	1,101,381
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	1,375	1,539,075
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	1,843,535
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	404,146
Citigroup, Inc.,
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	594,095
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	8,215,976
Discover Bank,
Sr. Unsec’d. Notes(a)	2.700	02/06/30	3,275	2,957,956
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	150	162,944
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,363,993
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	257,945
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,025,463
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A(a)	4.198(ff)	06/01/32	700	632,573
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	17,610,049
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,452,057
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,688,025
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,427,197
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	6,820	5,979,799
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	545	470,320
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	2,580	2,244,201
Sr. Non-Preferred Notes, 144A	5.634(ff)	01/19/30	230	232,990
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	09/01/25(oo)	710	707,865
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	3,494,314

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

VTB Bank OJSC Via VTB Capital SA (Russia),
Sub. Notes	6.950%	10/17/22(d)	2,240	$112,000
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,386,025

				76,889,174

Building Materials 0.5%

Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	150	116,097
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	515	509,990
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	500	472,165
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	395	400,374
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	185	187,755
Sisecam UK PLC (Turkey),
Gtd. Notes, 144A	8.250	05/02/29	940	953,686
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,125	2,106,003
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	600	560,056

				5,306,126

Chemicals 0.8%

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	575	500,317
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28	212	197,541
Gtd. Notes, 144A	4.500	01/31/30	262	223,198
Gtd. Notes, 144A	8.500	01/12/31	4,215	4,237,129
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A(a)	3.750	06/23/31	200	177,250
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	3,331	3,439,257
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	730	703,107

				9,477,799

See Notes to Financial Statements.

PGIM Strategic Bond Fund  9

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services 0.8%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500%	03/01/28		728	$721,502
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		2,825	2,679,140
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	647,700
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	399,525
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29		385	357,080
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27		1,000	965,946
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	209,055
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		185	193,021
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	599,861
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		2,050	1,832,801

					8,605,631

Computers 0.1%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26		535	528,815
Gartner, Inc.,
Gtd. Notes, 144A	4.500	07/01/28		350	342,721
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		656	715,952

					1,587,488

Distribution/Wholesale 0.2%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28		1,800	1,801,818

Diversified Financial Services 2.3%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		1,250	1,241,723
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32		220	219,801

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230%(c)	05/31/25(d)		6,293	$5,601,043
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	4.150	01/23/30		350	336,141
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		150	141,807
Gtd. Notes, 144A	5.500	08/15/28		1,590	1,559,251
Gtd. Notes, 144A	6.000	01/15/27		800	798,433
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,686,008
Gtd. Notes	4.000	09/15/30		750	675,543
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		1,800	1,690,907
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	807,736
Sherwood Financing PLC (United Kingdom), Sr. Sec’d. Notes, 3 Month EURIBOR + 4.625%
(Cap N/A, Floor 4.625%)	7.181(c)	11/15/27	EUR	1,225	1,267,323
Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	3,250	4,067,734
Stifel Financial Corp.,
Sr. Unsec’d. Notes	4.000	05/15/30		6,525	6,244,644

					26,338,094

Electric 3.6%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes	7.750	02/02/27		1,359	1,369,437
Sr. Sec’d. Notes, 144A(a)	7.750	02/02/27		1,706	1,718,598
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		670	654,809
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,666,774
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	1,131,311
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		4,000	3,942,401
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29		295	270,476
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,466,838
Electricidad Firme de Mexico Holdings SA de CV (Mexico),
Sr. Sec’d. Notes	4.900	11/20/26		537	541,028
Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,180	1,188,850

See Notes to Financial Statements.

PGIM Strategic Bond Fund  11

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350%	08/10/28		865	$861,220
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		306	317,093
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		2,304	2,387,520
Light Energia SA (Brazil),
Unsec’d. Notes	4.375	06/18/26		725	670,838
Light S/A (Brazil),
Unsec’d. Notes	23.382(s)	08/31/27		326	175,942
Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes, PIK 2.260%	2.260	12/19/37		316	63,166
Sr. Sec’d. Notes	4.210	12/19/32		760	372,243
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29		972	943,836
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	225,543
Gtd. Notes, 144A	3.375	02/15/29		200	183,899
Gtd. Notes, 144A	3.625	02/15/31		3,525	3,146,803
Gtd. Notes, 144A	3.875	02/15/32		1,475	1,315,614
Gtd. Notes, 144A	5.250	06/15/29		1,275	1,249,536
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	250,977
Pacific Gas & Electric Co.,
Sr. Sec’d. Notes	3.250	06/01/31		1,650	1,476,307
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	1,106	983,645
Puget Energy, Inc.,
Sr. Sec’d. Notes(h)	4.100	06/15/30		4,130	3,928,075
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	888,718
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	3,206,154
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		225	214,517
Gtd. Notes, 144A	5.000	07/31/27		405	400,420
Sr. Sec’d. Notes, 144A	3.700	01/30/27		3,105	3,036,405

					41,248,993

Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		205	208,767

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electrical Components & Equipment (cont’d.)

WESCO Distribution, Inc., (cont’d.)
Gtd. Notes, 144A	6.625%	03/15/32	160	$163,455
Gtd. Notes, 144A	7.250	06/15/28	975	991,621

				1,363,843

Electronics 0.1%

Sensata Technologies, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31	665	589,108

Engineering & Construction 0.8%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	2,330	2,223,705
Sr. Sec’d. Notes, 144A	5.500	10/31/46	938	767,694
Sr. Sec’d. Notes, 144A	5.500	07/31/47	6,142	5,016,172
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	875	789,601

				8,797,172

Entertainment 0.8%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	1,775	1,676,890

CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	2,175	2,176,401

International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	325	328,250

Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	350	343,838

Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	3,125	3,094,398

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	1,375	894,111

Warnermedia Holdings, Inc.,
Gtd. Notes	5.141	03/15/52	810	626,174

				9,140,062

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31	210	217,783

See Notes to Financial Statements.

PGIM Strategic Bond Fund  13

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods 1.2%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500%	03/15/29		200	$185,065
Gtd. Notes, 144A	5.875	02/15/28		1,775	1,775,461
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		900	848,013
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	1,480	1,813,576
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	4,228,987
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.000	06/15/31		150	135,457
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		450	419,451
Gtd. Notes, 144A	4.375	01/31/32		725	665,282
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 144A	6.375	07/01/29	EUR	825	893,487
Pilgrim’s Pride Corp.,
Gtd. Notes	4.250	04/15/31		2,000	1,887,344
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.250	02/15/32		315	317,707

					13,169,830

Forest Products & Paper 0.2%

LD Celulose International GmbH (Brazil),
Sr. Sec’d. Notes, 144A	7.950	01/26/32		1,615	1,669,506

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		295	284,446
Sr. Unsec’d. Notes	5.875	08/20/26		496	494,788

					779,234

Healthcare-Products 0.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		975	913,437

Healthcare-Services 0.8%

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		100	87,734

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

DaVita, Inc., (cont’d.)
Gtd. Notes, 144A	4.625%	06/01/30	2,500	$2,319,075
HCA, Inc.,
Gtd. Notes	5.875	02/15/26	200	200,969
Gtd. Notes	7.500	11/06/33	2,000	2,241,913
Gtd. Notes, MTN	7.750	07/15/36	1,500	1,721,065
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	325	306,790
Sr. Sec’d. Notes	4.375	01/15/30	875	823,117
Sr. Sec’d. Notes	4.625	06/15/28	825	798,270

				8,498,933

Holding Companies-Diversified 0.2%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	1,925	1,983,567

Home Builders 1.4%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	675	632,482
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	825	764,724
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	125	124,941
Gtd. Notes	7.250	10/15/29	3,233	3,280,237
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,199,125
Gtd. Notes, 144A	6.250	09/15/27	275	274,406
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	1,101,000
KB Home,
Gtd. Notes	4.000	06/15/31	615	559,984
Gtd. Notes	6.875	06/15/27	941	965,348
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	800	783,063
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	3,324,750
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,925	1,876,494
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	400	404,093
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	580	563,328

				15,853,975

See Notes to Financial Statements.

PGIM Strategic Bond Fund  15

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.1%

ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250%	03/15/29		1,475	$1,358,828

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30		145	144,595
Sr. Unsec’d. Notes(a)	6.625	05/15/32		75	74,611

					219,206

Insurance 0.0%

Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		75	68,795

Internet 0.2%

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	04/01/33		266	266,272
United Group BV (Slovenia),
Sr. Sec’d. Notes	4.000	11/15/27	EUR	1,000	1,038,242
Sr. Sec’d. Notes	4.625	08/15/28	EUR	500	515,299

					1,819,813

Iron/Steel 0.2%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29		975	978,824
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		245	246,309
Gtd. Notes, 144A	7.375	05/01/33		160	160,893
Sr. Unsec’d. Notes, 144A	7.500	09/15/31		400	406,177
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28		450	464,265

					2,256,468

Leisure Time 0.3%

Carnival Corp.,
Gtd. Notes, 144A	6.000	05/01/29		150	150,375
Sr. Sec’d. Notes, 144A	4.000	08/01/28		100	95,825
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26		56	56,022
Sr. Sec’d. Notes, 144A	5.875	02/15/27		500	501,395

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500%	08/31/26	950	$951,187
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	25	25,129
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	350	349,563
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,500	1,473,750

				3,603,246

Lodging 0.7%

Gohl Capital Ltd. (Malaysia),
Gtd. Notes	4.250	01/24/27	1,020	1,000,212
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29	255	240,735
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF	4.625	06/15/30	920	913,847
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27	2,160	2,116,071
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	1,500	1,456,904
Gtd. Notes	5.500	04/15/27	250	249,753
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	1,400	1,391,334

				7,368,856

Machinery-Diversified 0.1%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	125	130,723
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	900	954,916

				1,085,639

Media 1.5%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	1,350	1,312,957
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.484	10/23/45	50	48,443
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,480	1,055,226

See Notes to Financial Statements.

PGIM Strategic Bond Fund  17

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CSC Holdings LLC, (cont’d.)
Gtd. Notes, 144A	4.125%	12/01/30		200	$147,050
Gtd. Notes, 144A	5.375	02/01/28		225	193,122
Gtd. Notes, 144A	5.500	04/15/27		400	371,119
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		475	254,067
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		4,000	2,301,122
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		225	151,503
Gtd. Notes	7.375	07/01/28		500	369,500
Gtd. Notes	7.750	07/01/26		4,570	4,073,163
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		525	554,135
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	1,878,658
Sr. Sec’d. Notes, 144A	8.000	08/15/28		625	635,669
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,600	2,880,168
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	589,754

					16,815,656

Mining 0.9%

AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes	3.375	11/01/28		1,405	1,310,486
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		300	300,750
Sec’d. Notes, 144A	9.375	03/01/29		210	223,387
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		820	814,875
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		500	506,409
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,710	1,795,500
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		1,500	1,454,982
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31		5,000	4,277,840

					10,684,229

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas 2.1%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	4.000%	01/15/31		150	$140,897
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)		2,950	3,688
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		1,004	1,269,259
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		280	282,921
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		825	844,705
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		638	634,013
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26		1,000	991,489
Gtd. Notes, 144A	8.375	07/01/28		200	208,264
Gtd. Notes, 144A	8.625	11/01/30		200	210,268
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		470	470,114
Gtd. Notes, 144A	9.250	02/15/28		310	324,397
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31		620	525,698
Sr. Unsec’d. Notes	6.875	04/29/30		1,000	996,600
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,250,245
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		575	545,817
Gtd. Notes	5.375	02/01/29		500	499,136
Gtd. Notes, 144A	5.875	02/01/29		425	424,799
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	659,295
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	644,058
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	700,317
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		950	938,125
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.041(c)	09/30/29		178	175,702
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.335(c)	09/30/29		149	146,419
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		650	665,921
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	730	898,915

See Notes to Financial Statements.

PGIM Strategic Bond Fund  19

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350%	02/12/28		144	$133,330
Gtd. Notes	6.500	03/13/27		3,662	3,587,295
Gtd. Notes	6.500	01/23/29		100	93,900
Gtd. Notes	6.840	01/23/30		400	366,960
Gtd. Notes, EMTN	2.750	04/21/27	EUR	800	771,788
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,036	1,029,697
Gtd. Notes, MTN	8.750	06/02/29		130	130,767
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	2,000	2,193,580
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		235	234,413

					23,992,792
Packaging & Containers 0.1%
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		325	330,005
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		1,000	1,004,695
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		100	100,875

					1,435,575
Pharmaceuticals 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		459	406,786
Sr. Unsec’d. Notes	4.700	05/14/45		520	476,335
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29		1,350	1,254,688
Gtd. Notes, 144A	6.125	08/01/28		300	298,580
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		650	511,875
Gtd. Notes, 144A	5.000	02/15/29		800	560,000
Gtd. Notes, 144A	5.250	01/30/30		1,175	754,937
Gtd. Notes, 144A	5.250	02/15/31		4,025	2,475,375
Gtd. Notes, 144A	6.250	02/15/29		75	54,000
Gtd. Notes, 144A	7.000	01/15/28		1,225	992,250
Gtd. Notes, 144A	9.000	12/15/25		100	99,625
Sr. Sec’d. Notes, 144A	4.875	06/01/28		1,075	927,859
Sr. Sec’d. Notes, 144A	11.000	09/30/28		300	303,750

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125%	07/20/45		25	$22,089
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43		3,000	2,657,870
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		725	660,822

					12,456,841

Pipelines 1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28		2,800	2,803,539
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)	2,900	2,952,061
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26	(oo)	655	655,423
Sr. Unsec’d. Notes	5.300	04/15/47		5	4,533
Enterprise Products Operating LLC,
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.571(c)	08/16/77		200	199,901
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27		800	820,776
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47		25	21,838
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25		1,485	1,478,665
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		225	222,319
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		1,250	1,227,022
Gtd. Notes, 144A	6.000	12/31/30		2,150	2,087,073
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29	(oo)	605	615,192
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45		76	68,259

					13,156,601

Real Estate 0.6%
Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes	6.050	10/13/25	(d)	2,085	177,225
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		4,000	3,674,733

See Notes to Financial Statements.

PGIM Strategic Bond Fund  21

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Howard Hughes Corp. (The), (cont’d.)
Gtd. Notes, 144A	5.375%	08/01/28		920	$894,671

Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		1,950	1,874,787

					6,621,416

Real Estate Investment Trusts (REITs) 0.7%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30		1,590	1,523,908

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		2,000	1,585,252
Gtd. Notes	9.750	06/15/25		133	133,003
Sr. Unsec’d. Notes	4.750	02/15/28		1,700	1,515,488
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31		505	451,835

MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		500	342,435
Gtd. Notes	5.000	10/15/27		450	405,361
Sr. Sec’d. Notes, 144A	8.500	02/15/32		50	51,319

RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32		525	531,726

VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		345	340,828
Gtd. Notes, 144A	4.500	09/01/26		75	74,544
Gtd. Notes, 144A	4.625	06/15/25		440	439,487
Gtd. Notes, 144A	4.625	12/01/29		285	277,157

					7,672,343

Retail 1.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.000	10/15/30		1,350	1,230,188
AutoNation, Inc.,
Sr. Unsec’d. Notes	4.750	06/01/30		1,880	1,848,717

Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		258	267,252
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		800	849,485
CD&R Firefly Bidco PLC (United Kingdom),
Sr. Sec’d. Notes	8.625	04/30/29	GBP	2,225	2,911,074

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	3.375%	01/15/32	2,855	$2,433,888

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	900	837,351
Sr. Sec’d. Notes, 144A	4.625	01/15/29	75	70,919

Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	825	755,910
Gtd. Notes, 144A	3.875	10/01/31	750	660,856
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	550	509,697
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32	250	253,336
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	1,850	1,846,352

				14,475,025

Semiconductors 0.1%

NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27	675	654,156
Gtd. Notes	3.400	05/01/30	875	815,045

				1,469,201

Telecommunications 2.6%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	12/01/57	781	561,123

Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30	127	—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	84	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27	5,321	5,307,404

Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28	2,572	2,405,064

Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30	2,800	2,614,500

Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	175	144,761

See Notes to Financial Statements.

PGIM Strategic Bond Fund  23

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Level 3 Financing, Inc., (cont’d.)
Sec’d. Notes, 144A	4.875%	06/15/29		75	$65,105
Sr. Sec’d. Notes, 144A	10.500	04/15/29		175	196,010
Sr. Sec’d. Notes, 144A	10.500	05/15/30		545	594,385
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,846	3,227,072
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	1,275	1,389,242
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	642,276
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		3,000	3,624,238
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750	03/01/28	GBP	1,842	668,541
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK
N/A	8.250	09/01/27	GBP	3,121	3,248,723
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes, 144A	11.125	12/31/32		1,900	1,798,636
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, EMTN	3.375	11/25/27		2,950	2,671,608
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	550	625,981
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		140	144,785

					29,929,454

Transportation 0.0%

Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		81	81,194

Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		175	177,247

					258,441

TOTAL CORPORATE BONDS (cost $443,832,429)					417,487,840

FLOATING RATE AND OTHER LOANS 1.6%

Advertising 0.0%

Terrier Media Buyer, Inc.,
Term Facility, 3 Month SOFR + 3.600%	7.929(c)	06/18/29		106	97,027

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Auto Parts & Equipment 0.1%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.074%(c)	01/15/32		250	$249,219

Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.167(c)	11/17/28		390	382,589

					631,808

Commercial Services 0.0%

Adtalem Global Education, Inc.,
2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	7.074(c)	08/12/28		256	256,174

Computers 0.2%

Mcafee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.309(c)	03/01/29		1,887	1,878,723

Cosmetics/Personal Care 0.4%

Rainbow Midco Ltd. (United Kingdom),
Note Purchase Facility, 6 Month EURIBOR + 7.750%^	10.403(c)	02/22/30	EUR	4,377	4,540,248

Insurance 0.1%

Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	07/31/27		626	624,642
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.674(c)	08/21/28		693	692,023

					1,316,665

Internet 0.0%

Diamond Sports Net, LLC,
First Lien Exit Term Loan	12.000	01/02/28		241	217,234

Leisure Time 0.1%

International Park Holdings BV (Netherlands),
Term Loan, 6 Month EURIBOR + 5.500%^	8.862(c)	01/30/32	EUR	1,025	1,043,834

Media 0.1%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.812(c)	01/18/28		821	804,477

See Notes to Financial Statements.

PGIM Strategic Bond Fund  25

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware 0.2%

Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.829%(c)	04/23/30		1,861	$1,842,328

Pharmaceuticals 0.0%

Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.674(c)	02/01/27		123	122,238

Real Estate Investment Trusts (REITs) 0.0%

Blackstone Mortgage Trust, Inc., Term B-5 Loan, 1 Month SOFR + 3.750%^	8.060(c)	12/10/28		570	568,998
Term Loan, 1 Month SOFR + 2.364%^	6.688(c)	04/23/26		62	62,128

					631,126

Telecommunications 0.4%

Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.791(c)	05/25/27		1,668	1,654,561

Level 3 Financing, Inc., Term B-1, 1 Month SOFR + 6.560%	10.884(c)	04/15/29		75	75,500
Term B-2, 1 Month SOFR + 6.560%	10.884(c)	04/15/30		75	76,027

Zegona Holdco Ltd. (United Kingdom), Facility B Loan, 6 Month EURIBOR + 4.250%	6.907(c)	07/17/29	EUR	2,500	2,597,698

					4,403,786

TOTAL FLOATING RATE AND OTHER LOANS (cost $17,999,361)					17,785,668

MUNICIPAL BOND 0.1%

Illinois

State of Illinois, General Obligation Unlimited, Taxable (cost $1,200,977)	5.100	06/01/33		1,139	1,140,332

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.3%

Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.353(c)	07/01/26		739	739,917

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.752%(c)	09/25/31	269	$269,616
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.552(c)	08/25/34	1,750	1,776,202

Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.452(c)	10/25/41	1,220	1,252,794
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.602(c)	03/25/42	1,000	1,097,281
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.452(c)	03/25/42	1,000	1,039,962
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	11.153(c)	06/25/42	500	559,375
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)	9.952(c)	07/25/42	500	545,940
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 3.600%)	7.952(c)	07/25/42	635	668,738

Fannie Mae Interest Strips,
Series 422, Class C7, IO	3.500	11/25/35	2,437	274,899

Fannie Mae REMIC,
Series 2018-80, Class GC	3.500	10/25/48	1,500	1,284,259

FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.352(c)	12/25/50	3,240	3,521,751
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.152(c)	11/25/41	310	312,902
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.752(c)	02/25/42	700	717,037
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.702(c)	05/25/42	700	733,849

Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46	2,813	2,486,934

See Notes to Financial Statements.

PGIM Strategic Bond Fund  27

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Government National Mortgage Assoc., (cont’d.)
Series 2019-137, Class IO, IO	3.000%	11/20/49		3,785		$584,432
Series 2019-159, Class IJ, IO	3.500	12/20/49		653		111,276
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		3,100		3,124,469
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	8.325(c)	08/04/25		1,000		1,000,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.992(c)	05/26/66	EUR	1,200		1,204,836
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.184(c)	01/25/48		70		68,579
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.252(c)	04/25/34		3,818		3,865,596
PMT Credit Risk Transfer Trust,
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.453(c)	09/27/28		3,957		3,968,767
PRPM LLC,
Series 2024-05, Class A1, 144A	5.689	09/25/29		1,965		1,965,810
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.052(c)	11/25/31		2,540		2,589,946
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r	)	1
VCAT LLC,
Series 2025-NPL03, Class A1, 144A	5.889	02/25/55		1,600		1,599,998

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $37,339,102)						37,365,166

SOVEREIGN BONDS 2.7%
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		909		903,064
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.500	02/02/34		1,410		1,412,538
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635		1,605,366
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,740		1,750,336

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.600%	06/01/36		1,800	$1,808,100
Sr. Unsec’d. Notes, 144A	7.150	02/24/55		1,095	1,132,296
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	900	822,291
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	615	525,927
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,172	1,084,319
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,576	1,569,469
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	3,215	3,173,537
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		1,865	1,826,077
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		1,907	1,970,933
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	2.125	12/01/30		508	418,465
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	3,521	3,618,979
Sr. Unsec’d. Notes	6.250	05/26/28		919	940,137
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,175	2,030,725
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,006	843,990
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		425	434,775
Turkiye Government International Bond (Turkey), Sr. Unsec’d. Notes, Series 10Y	7.625	05/15/34		3,130	3,222,922

TOTAL SOVEREIGN BONDS (cost $32,254,832)					31,094,246

U.S. GOVERNMENT AGENCY OBLIGATIONS 21.0%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		1,358	1,096,640
Federal Home Loan Mortgage Corp.	2.000	01/01/51		532	429,122
Federal Home Loan Mortgage Corp.	2.000	04/01/51		2,875	2,313,655
Federal Home Loan Mortgage Corp.	2.500	08/01/50		5,615	4,740,504
Federal Home Loan Mortgage Corp.	2.500	08/01/50		9,337	7,883,986
Federal Home Loan Mortgage Corp.	2.500	09/01/50		11,712	9,889,690
Federal Home Loan Mortgage Corp.(k)	2.500	10/01/50		12,141	10,380,470
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,779	1,493,174
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,412	1,187,301
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,937	1,628,466
Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,547	2,140,526
Federal Home Loan Mortgage Corp.	2.500	11/01/51		8,000	6,690,833
Federal Home Loan Mortgage Corp.	3.000	11/01/51		364	318,888
Federal Home Loan Mortgage Corp.	3.000	02/01/52		3,582	3,129,897

See Notes to Financial Statements.

PGIM Strategic Bond Fund  29

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	04/01/52	2,153	$1,877,912
Federal Home Loan Mortgage Corp.	3.500	03/01/52	365	333,717
Federal Home Loan Mortgage Corp.	3.500	04/01/52	1,441	1,309,340
Federal Home Loan Mortgage Corp.	3.500	05/01/52	8,948	8,131,398
Federal Home Loan Mortgage Corp.	4.000	06/01/52	1,975	1,853,797
Federal Home Loan Mortgage Corp.	4.500	06/01/52	2,247	2,169,963
Federal Home Loan Mortgage Corp.	5.000	12/01/43	1,534	1,554,416
Federal Home Loan Mortgage Corp.	5.000	08/01/50	2,136	2,136,214
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,799	1,814,785
Federal Home Loan Mortgage Corp.	5.500	12/01/52	525	529,377
Federal National Mortgage Assoc.	1.500	12/01/50	2,826	2,153,579
Federal National Mortgage Assoc.	1.500	01/01/51	2,508	1,910,329
Federal National Mortgage Assoc.	1.500	03/01/51	2,725	2,074,159
Federal National Mortgage Assoc.	1.500	07/01/51	3,429	2,609,192
Federal National Mortgage Assoc.	2.000	TBA	1,000	799,806
Federal National Mortgage Assoc.	2.000	01/01/51	4,000	3,223,008
Federal National Mortgage Assoc.	2.000	11/01/51	2,807	2,255,898
Federal National Mortgage Assoc.	2.500	TBA	6,000	5,016,344
Federal National Mortgage Assoc.	2.500	06/01/50	2,671	2,261,378
Federal National Mortgage Assoc.	2.500	02/01/51	1,727	1,457,924
Federal National Mortgage Assoc.	2.500	03/01/51	2,788	2,341,864
Federal National Mortgage Assoc.	2.500	07/01/51	1,614	1,357,541
Federal National Mortgage Assoc.	2.500	08/01/51	10,996	9,239,227
Federal National Mortgage Assoc.	3.000	10/01/51	985	862,274
Federal National Mortgage Assoc.	3.000	11/01/51	927	813,508
Federal National Mortgage Assoc.	3.000	12/01/51	10,312	9,045,309
Federal National Mortgage Assoc.	3.000	02/01/52	3,840	3,356,891
Federal National Mortgage Assoc.	3.000	02/01/52	5,254	4,606,902
Federal National Mortgage Assoc.	3.000	04/01/52	13,236	11,559,195
Federal National Mortgage Assoc.	3.500	07/01/47	2,167	2,031,793
Federal National Mortgage Assoc.	3.500	07/01/51	997	910,911
Federal National Mortgage Assoc.	3.500	04/01/52	4,431	4,027,222
Federal National Mortgage Assoc.	3.500	05/01/52	5,643	5,123,314
Federal National Mortgage Assoc.	3.500	06/01/52	1,175	1,072,481
Federal National Mortgage Assoc.	4.000	05/01/52	3,836	3,603,249
Federal National Mortgage Assoc.	4.000	06/01/52	14,312	13,444,717
Federal National Mortgage Assoc.	4.500	12/01/50	3,383	3,337,494
Federal National Mortgage Assoc.	4.500	06/01/52	982	948,049
Federal National Mortgage Assoc.	5.000	TBA	3,000	2,951,038
Federal National Mortgage Assoc.	5.000	11/01/44	558	562,954
Federal National Mortgage Assoc.	5.000	08/01/50	1,893	1,894,275
Federal National Mortgage Assoc.	5.000	10/01/50	1,747	1,747,896
Federal National Mortgage Assoc.	5.000	07/01/52	559	552,318
Federal National Mortgage Assoc.	5.000	08/01/52	1,101	1,087,504
Federal National Mortgage Assoc.	5.000	09/01/52	1,942	1,917,956

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	11/01/52	3,736	$3,777,710
Federal National Mortgage Assoc.	6.000	12/01/52	987	1,012,540
Federal National Mortgage Assoc.	6.000	12/01/54	2,730	2,776,360
Federal National Mortgage Assoc.	6.500	TBA	3,000	3,090,281
Federal National Mortgage Assoc.	6.500	01/01/53	965	997,272
Government National Mortgage Assoc.	2.000	10/20/50	5,278	4,337,452
Government National Mortgage Assoc.	2.000	12/20/50	700	575,151
Government National Mortgage Assoc.	2.000	01/20/51	1,919	1,577,139
Government National Mortgage Assoc.	2.500	09/20/50	2,582	2,220,444
Government National Mortgage Assoc.	2.500	03/20/51	2,417	2,071,907
Government National Mortgage Assoc.	2.500	08/20/51	1,709	1,465,112
Government National Mortgage Assoc.	2.500	09/20/51	2,392	2,050,533
Government National Mortgage Assoc.	3.000	09/20/51	5,273	4,693,160
Government National Mortgage Assoc.	3.500	12/20/51	5,280	4,865,978
Government National Mortgage Assoc.	3.500	01/20/52	3,301	3,039,592
Government National Mortgage Assoc.	3.500	04/20/52	548	504,785
Government National Mortgage Assoc.	4.000	01/20/52	683	646,992
Government National Mortgage Assoc.	4.000	08/20/52	486	459,005
Government National Mortgage Assoc.	4.500	08/20/52	4,270	4,126,812
Government National Mortgage Assoc.	6.000	TBA	1,000	1,013,498
Government National Mortgage Assoc.	6.000	02/20/53	825	841,863
Government National Mortgage Assoc.	6.000	06/20/53	1,042	1,062,326
Government National Mortgage Assoc.	6.000	10/20/54	1,159	1,176,789
Government National Mortgage Assoc.	6.500	TBA	1,500	1,530,352

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $238,324,068)				237,104,623

U.S. TREASURY OBLIGATIONS 12.1%
U.S. Treasury Bonds(h)	2.375	11/15/49	9,600	6,444,000
U.S. Treasury Bonds(h)	3.125	02/15/43	4,825	3,990,426
U.S. Treasury Bonds(k)	3.375	11/15/48	3,825	3,142,477
U.S. Treasury Bonds	4.500	11/15/54	2,895	2,903,594
U.S. Treasury Bonds	4.750	11/15/43	2,780	2,863,400
U.S. Treasury Notes(k)	1.250	11/30/26	37,480	35,749,478
U.S. Treasury Notes	2.000	11/15/26	31,600	30,556,953
U.S. Treasury Notes(h)	3.875	08/15/33	34,500	33,799,219
U.S. Treasury Notes	4.125	10/31/31	1,225	1,226,914
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	134,140
U.S. Treasury Strips Coupon(k)	1.912(s)	08/15/40	13,050	6,391,441
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	785	369,870
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	110	59,091
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	830	434,486
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43	5,160	2,213,559
U.S. Treasury Strips Coupon	2.341(s)	02/15/40	5,135	2,586,355

See Notes to Financial Statements.

PGIM Strategic Bond Fund  31

Schedule of Investments  (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	2.423%(s)	11/15/40	580	$280,326
U.S. Treasury Strips Coupon	3.081(s)	08/15/41	1,295	602,074
U.S. Treasury Strips Coupon	4.407(s)	11/15/41	3,285	1,507,122
U.S. Treasury Strips Coupon	4.568(s)	11/15/42	320	138,950
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	170	55,602
U.S. Treasury Strips Coupon	4.685(s)	08/15/46	230	83,582
U.S. Treasury Strips Coupon	4.696(s)	05/15/38	260	143,264
U.S. Treasury Strips Coupon	4.727(s)	05/15/50	250	76,768
U.S. Treasury Strips Coupon	4.809(s)	02/15/42	75	33,902
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	480	155,456
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	155	58,349
U.S. Treasury Strips Coupon	5.038(s)	11/15/43	2,245	929,132
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	465,022

TOTAL U.S. TREASURY OBLIGATIONS (cost $146,996,538)				137,394,952

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.2%
PGIM Floating Rate Income ETF (cost $2,540,059)(wa)			50,000	2,526,500

COMMON STOCKS 0.6%

Chemicals 0.1%
TPC Group, Inc.*^			70,274	1,581,165

Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^			677	20,310

Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)			4,838	799,830

Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain) (Class A1 Stock)*^			2,405	57,381
Codere Group Topco SA (Spain) (Class A2 Stock)*^			1,119	26,698

				84,079

Interactive Media & Services 0.1%
Diamond Sports Group, LLC*			37,739	718,230

See Notes to Financial Statements.

32

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	11,102	$1,097,766

Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*	116,510	776,714
Intelsat Emergence SA (Luxembourg)*	34,637	1,296,012

		2,072,726

TOTAL COMMON STOCKS (cost $1,973,120)		6,374,106

PREFERRED STOCKS 0.4%

Electronic Equipment, Instruments & Components 0.4%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	3,925	3,925,000

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	7,553	85,363

TOTAL PREFERRED STOCKS (cost $3,833,780)		4,010,363

	Units

WARRANTS* 0.0%

Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	15	148

Interactive Media & Services 0.0%
Diamond Sports Group, LLC, expiring 06/30/26	70,583	48,773

TOTAL WARRANTS (cost $582)		48,921

TOTAL LONG-TERM INVESTMENTS (cost $1,182,459,548)		1,126,521,202

See Notes to Financial Statements.

PGIM Strategic Bond Fund  33

Schedule of Investments  (continued)

as of February 28, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 3.4%

AFFILIATED MUTUAL FUNDS 3.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(wa)	25,948,797	$25,948,797
PGIM Institutional Money Market Fund (7-day effective yield 4.544%) (cost $11,953,995; includes $11,914,330 of cash collateral for securities onloan)(b)(wa)	11,961,424	11,953,051

TOTAL AFFILIATED MUTUAL FUNDS (cost $37,902,792)		37,901,848

OPTIONS PURCHASED*~ 0.0% (cost $253,105)		298,527

TOTAL SHORT-TERM INVESTMENTS (cost $38,155,897)		38,200,375

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0% (cost $1,220,615,445)		1,164,721,577

OPTIONS WRITTEN*~ (0.1)% (premiums received $645,065)		(477,034)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.9% (cost $1,219,970,380)		1,164,244,543

Liabilities in excess of other assets(z) (2.9)%		(33,139,394)

NET ASSETS 100.0%		$1,131,105,149

Below is a list of the abbreviation(s) used in the annual report:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

See Notes to Financial Statements.

34

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BMO—BMO Capital Markets

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

COP—Certificates of Participation

DAC—Designated Activity Company

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

N/A—Not Applicable

OJSC—Open Joint-Stock Company

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

UBS—UBS Securities LLC

UMBS—Uniform Mortgage-Backed Securities

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  35

Schedule of Investments  (continued)

as of February 28, 2025

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $22,865,557 and 2.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,683,690; cash collateral of $11,914,330 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^, 7.230%(c), 05/31/25(d)	05/18/21	$6,293,306	$5,601,043	0.5%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at February 28, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $219,628)^	223	$219,628	$—	$—

See Notes to Financial Statements.

36

Unfunded loan commitment outstanding at February 28, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $185,624)^	188	$185,625	$1	$—

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	TBA	04/14/25	$(6,000)	$(5,622,832)
Federal National Mortgage Assoc.	6.000%	TBA	03/13/25	(2,000)	(2,032,674)

TOTAL FORWARD COMMITMENT CONTRACTS
(proceeds receivable $7,646,367)					$(7,655,506)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	CITI	03/25/25	6.80	—	1,694	$402
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20	—	3,406	47,097
Currency Option USD vs COP	Call	HSBC	03/14/25	4,900.00	—	1,684	12
Currency Option USD vs IDR	Call	JPM	04/22/25	18,400.00	—	1,684	335
Currency Option USD vs INR	Call	JPM	01/08/26	91.00	—	10,022	94,917
Currency Option USD vs INR	Call	JPM	01/08/26	91.00	—	2,825	26,755
Currency Option USD vs MXN	Call	MSI	03/12/25	24.00	—	1,684	36
Currency Option USD vs TRY	Call	GSI	03/12/25	50.00	—	1,684	131
Currency Option USD vs TRY	Call	JPM	03/12/25	50.00	—	1,684	131
Currency Option USD vs BRL	Put	CITI	04/01/25	5.15	—	1,683	21
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15	—	2,522	31
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15	—	1,020	13
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—	3,406	3
Currency Option USD vs COP	Put	MSI	04/10/25	3,500.00	—	1,692	14
Currency Option USD vs IDR	Put	JPM	04/22/25	16,200.00	—	1,684	5,158
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—	10,022	523
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—	2,825	147
Currency Option USD vs ZAR	Put	JPM	03/27/25	16.75	—	1,700	12

Total OTC Traded (cost $155,975)							$175,738

See Notes to Financial Statements.

PGIM Strategic Bond Fund  37

Schedule of Investments  (continued)

as of February 28, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 03/27/28	Call	CITI	03/25/25	3.58%	3.58%(A)	1 Day SOFR(A)/ 4.390%	4,675	$6,586
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.10%	1 DaySOFR(A)/ 4.390%	4.10%(A)	10,270	2,173
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 DaySOFR(A)/ 4.390%	4.21%(A)	4,495	21,498
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 DaySOFR(A)/ 4.390%	4.30%(A)	6,600	12,615
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 DaySOFR(A)/ 4.390%	4.10%(A)	4,050	26,377
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 DaySOFR(A)/ 4.390%	4.50%(A)	4,050	6,884
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	30,150	23,328
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	30,150	23,328

Total OTC Swaptions (cost $97,130)								$122,789

Total Options Purchased (cost $253,105)								$298,527

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	CITI	03/25/25	5.90	—	1,694	$(29,435)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—	3,406	(6,482)
Currency Option USD vs COP	Call	HSBC	03/14/25	4,300.00	—	1,684	(3,501)
Currency Option USD vs IDR	Call	JPM	04/22/25	16,400.00	—	1,684	(30,046)
Currency Option USD vs MXN	Call	MSI	03/12/25	21.00	—	1,684	(6,624)
Currency Option USD vs TRY	Call	GSI	03/12/25	37.00	—	1,684	(7,285)
Currency Option USD vs TRY	Call	JPM	03/12/25	37.00	—	1,684	(7,285)
FNMA TBA 6.00%	Call	CGM	04/07/25	101.38	—	500	(2,037)
Currency Option USD vs BRL	Put	CITI	04/01/25	6.00	—	1,683	(34,878)
Currency Option USD vs BRL	Put	MSI	04/01/25	6.00	—	2,522	(52,266)
Currency Option USD vs BRL	Put	MSI	04/01/25	6.00	—	1,020	(21,138)

See Notes to Financial Statements.

38

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs COP	Put	MSI	04/10/25	4,300.00	—	1,692	$(62,983)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—	10,022	(54,085)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—	2,825	(15,246)
Currency Option USD vs ZAR	Put	JPM	03/27/25	18.30	—	1,700	(6,465)

Total OTC Traded (premiums received $527,361)							$(339,756)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 03/27/28	Call	CITI	03/25/25	3.73%	1 Day SOFR(A)/ 4.390%	3.73%(A)	4,675	$(13,411)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	30,150	(14,667)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	30,150	(14,667)
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.20%	4.20%(A)	1 Day SOFR(A)/ 4.390%	10,270	(759)
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.390%	10,270	(230)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.390%	8,990	(21,736)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.390%	13,070	(11,943)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.390%	8,100	(27,407)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	03/19/25	0.70%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	28,250	(3,236)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	27,460	(13,724)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	30,150	(7,749)

See Notes to Financial Statements.

PGIM Strategic Bond Fund  39

Schedule of Investments  (continued)

as of February 28, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	30,150	$ (7,749)

Total OTC Swaptions (premiums received $117,704)								$(137,278)

Total Options Written (premiums received $645,065)								$(477,034)

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
230	3 Month CME SOFR	Jun. 2025	$55,034,688	$9,642
750	2 Year U.S.Treasury Notes	Jun. 2025	155,226,563	714,356
1,535	5 Year U.S.Treasury Notes	Jun. 2025	165,684,063	1,832,899
724	10 Year U.S. Treasury Notes	Jun. 2025	80,431,875	1,229,937
468	10 Year U.S. Ultra Treasury Notes	Jun. 2025	53,469,000	826,365
286	20 Year U.S. Treasury Bonds	Jun. 2025	33,774,813	957,240
55	30 Year UMBS TBA – 5.5% Coupon	Apr. 2025	5,502,578	67,182

				5,637,621

Short Positions:
39	3 Month CME SOFR	Mar. 2025	9,324,656	13,822
195	5 Year Euro-Bobl	Jun. 2025	24,053,501	37
45	10 Year Euro-Bund	Jun. 2025	6,175,863	2,760
320	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	39,720,000	(1,406,622)
18	Euro Schatz Index	Jun. 2025	1,998,870	172

				(1,389,831)

				$4,247,790

Forward foreign currency exchange contracts outstanding at February 28, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 03/06/25	GSI	BRL 51,711	$ 8,747,630	$ 8,771,945	$ 24,315	$—
Expiring 04/02/25	GSI	BRL 52,000	9,015,060	8,765,252	—	(249,808)
Expiring 04/02/25	MSI	BRL 12,839	2,212,000	2,164,255	—	(47,745)

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at February 28, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 03/19/25	BARC	CLP	798,028	$ 848,000	$ 831,095	$—	$(16,905)
Expiring 03/19/25	MSI	CLP	2,178,782	2,179,000	2,269,062	90,062	—
Colombian Peso,
Expiring 03/19/25	CITI	COP	8,729,779	1,958,355	2,096,291	137,936	—
Expiring 03/19/25	TD	COP	5,102,456	1,185,840	1,225,258	39,418	—
Expiring 03/19/25	TD	COP	4,329,647	1,010,160	1,039,683	29,523	—
Czech Koruna,
Expiring 04/22/25	BARC	CZK	45,460	1,892,000	1,881,762	—	(10,238)
Euro,
Expiring 04/22/25	BARC	EUR	4,418	4,630,067	4,595,669	—	(34,398)
Expiring 04/22/25	BARC	EUR	3,016	3,160,511	3,137,038	—	(23,473)
Expiring 04/22/25	CITI	EUR	1,615	1,679,000	1,680,058	1,058	—
Expiring 04/22/25	CITI	EUR	1,614	1,683,481	1,678,980	—	(4,501)
Expiring 04/22/25	CITI	EUR	1,611	1,681,032	1,675,860	—	(5,172)
Expiring 04/22/25	CITI	EUR	1,610	1,679,000	1,674,799	—	(4,201)
Expiring 04/22/25	CITI	EUR	1,054	1,111,000	1,096,697	—	(14,303)
Expiring 04/22/25	CITI	EUR	823	848,793	856,134	7,341	—
Expiring 04/22/25	MSI	EUR	813	845,503	845,732	229	—
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	690,328	1,799,000	1,772,178	—	(26,822)
Indian Rupee,
Expiring 03/19/25	BOA	INR	320,165	3,761,000	3,655,249	—	(105,751)
Expiring 03/19/25	BOA	INR	257,460	3,023,000	2,939,363	—	(83,637)
Expiring 03/19/25	BOA	INR	211,755	2,452,000	2,417,558	—	(34,442)
Expiring 03/19/25	HSBC	INR	242,564	2,839,000	2,769,302	—	(69,698)
Expiring 03/19/25	JPM	INR	245,916	2,825,000	2,807,572	—	(17,428)
Expiring 03/19/25	UAG	INR	804,580	9,417,248	9,185,721	—	(231,527)
Indonesian Rupiah,
Expiring 03/19/25	BOA	IDR	34,828,036	2,143,000	2,102,158	—	(40,842)
Expiring 03/19/25	CITI	IDR	27,262,479	1,683,000	1,645,515	—	(37,485)
Expiring 03/19/25	JPM	IDR	151,165,000	9,480,996	9,124,051	—	(356,945)
Expiring 03/19/25	MSI	IDR	25,491,659	1,565,000	1,538,631	—	(26,369)
Expiring 04/24/25	CITI	IDR	21,057,016	1,292,000	1,269,382	—	(22,618)
Japanese Yen,
Expiring 04/22/25	CITI	JPY	399,106	2,685,000	2,667,951	—	(17,049)
Expiring 04/22/25	MSI	JPY	395,465	2,655,000	2,643,611	—	(11,389)
Mexican Peso,
Expiring 03/19/25	JPM	MXN	22,539	1,097,215	1,093,561	—	(3,654)
Expiring 03/19/25	UAG	MXN	73,130	3,575,229	3,548,113	—	(27,116)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	95,801	2,944,000	2,908,980	—	(35,020)
Expiring 03/19/25	CITI	TWD	90,500	2,801,000	2,748,034	—	(52,966)

See Notes to Financial Statements.

PGIM Strategic Bond Fund  41

Schedule of Investments  (continued)

as of February 28, 2025

Forward foreign currency exchange contracts outstanding at February 28, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/19/25	CITI	TWD	74,138	$ 2,296,000	$ 2,251,189	$—	$(44,811)
Expiring 03/19/25	MSI	TWD	83,414	2,540,000	2,532,846	—	(7,154)
Expiring 03/19/25	SCB	TWD	87,079	2,653,000	2,644,159	—	(8,841)
Peruvian Nuevo Sol,
Expiring 03/19/25	CITI	PEN	7,058	1,889,163	1,914,893	25,730	—
Expiring 03/19/25	SCB	PEN	8,055	2,152,000	2,185,397	33,397	—
Expiring 03/19/25	SCB	PEN	5,831	1,543,000	1,581,962	38,962	—
Expiring 03/19/25	SCB	PEN	4,097	1,114,000	1,111,643	—	(2,357)
Expiring 03/19/25	SCB	PEN	3,974	1,066,500	1,078,132	11,632	—
Philippine Peso,
Expiring 03/19/25	GSI	PHP	265,519	4,539,013	4,576,724	37,711	—
Expiring 03/19/25	HSBC	PHP	251,148	4,307,000	4,329,012	22,012	—
Expiring 03/19/25	JPM	PHP	89,164	1,525,200	1,536,912	11,712	—
Expiring 03/19/25	JPM	PHP	88,743	1,496,000	1,529,651	33,651	—
Expiring 03/19/25	JPM	PHP	88,475	1,496,000	1,525,035	29,035	—
Expiring 03/19/25	JPM	PHP	54,436	934,800	938,305	3,505	—
Polish Zloty,
Expiring 04/22/25	MSI	PLN	8,724	2,153,000	2,152,286	—	(714)
Expiring 04/22/25	UAG	PLN	7,363	1,837,000	1,816,483	—	(20,517)
Singapore Dollar,
Expiring 03/19/25	MSI	SGD	3,347	2,474,000	2,478,763	4,763	—
Expiring 03/19/25	SSB	SGD	3,434	2,561,000	2,543,283	—	(17,717)
South African Rand,
Expiring 03/19/25	BARC	ZAR	33,486	1,863,289	1,786,983	—	(76,306)
Expiring 03/19/25	BARC	ZAR	31,622	1,679,764	1,687,508	7,744	—
South Korean Won,
Expiring 03/19/25	BOA	KRW	2,376,939	1,641,000	1,628,347	—	(12,653)
Thai Baht,
Expiring 03/19/25	BOA	THB	61,965	1,826,000	1,815,660	—	(10,340)
Expiring 03/19/25	CITI	THB	76,368	2,218,000	2,237,676	19,676	—
Expiring 03/19/25	HSBC	THB	85,581	2,523,000	2,507,642	—	(15,358)
Expiring 03/19/25	JPM	THB	87,099	2,534,000	2,552,106	18,106	—
Turkish Lira,
Expiring 03/12/25	BOA	TRY	61,023	1,647,321	1,654,203	6,882	—
Expiring 03/19/25	BARC	TRY	67,047	1,803,154	1,806,292	3,138	—
Expiring 03/19/25	BARC	TRY	67,047	1,804,270	1,806,292	2,022	—
Expiring 03/27/25	HSBC	TRY	106,887	2,856,266	2,859,515	3,249	—

				$165,376,860	$164,191,399	642,809	(1,828,270)

See Notes to Financial Statements.

42

Forward foreign currency exchange contracts outstanding at February 28, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 03/06/25	GSI	BRL	51,711	$ 9,015,198	$ 8,771,944	$ 243,254	$—
British Pound,
Expiring 04/22/25	BARC	GBP	20,341	25,008,781	25,583,366	—	(574,585)
Expiring 04/22/25	HSBC	GBP	1,899	2,396,933	2,388,617	8,316	—
Chilean Peso,
Expiring 03/19/25	CITI	CLP	1,521,138	1,508,388	1,584,169	—	(75,781)
Expiring 03/19/25	CITI	CLP	1,088,406	1,069,612	1,133,506	—	(63,894)
Expiring 03/19/25	CITI	CLP	815,064	848,000	848,837	—	(837)
Expiring 03/19/25	TD	CLP	432,439	445,630	450,358	—	(4,728)
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	24,211	3,349,000	3,322,784	26,216	—
Expiring 03/19/25	BOA	CNH	21,006	2,890,000	2,882,925	7,075	—
Expiring 03/19/25	HSBC	CNH	18,655	2,575,000	2,560,338	14,662	—
Expiring 03/19/25	SCB	CNH	18,479	2,554,000	2,536,152	17,848	—
Expiring 03/19/25	SSB	CNH	21,301	2,927,000	2,923,410	3,590	—
Expiring 03/19/25	SSB	CNH	20,909	2,851,000	2,869,610	—	(18,610)
Colombian Peso,
Expiring 03/19/25	BARC	COP	7,680,043	1,715,295	1,844,217	—	(128,922)
Czech Koruna,
Expiring 04/22/25	UAG	CZK	240,832	9,761,567	9,968,965	—	(207,398)
Euro,
Expiring 04/22/25	BARC	EUR	38,020	39,387,467	39,550,319	—	(162,852)
Expiring 04/22/25	CITI	EUR	1,614	1,689,062	1,678,980	10,082	—
Expiring 04/22/25	CITI	EUR	1,611	1,687,469	1,675,859	11,610	—
Expiring 04/22/25	CITI	EUR	1,610	1,682,627	1,674,819	7,808	—
Expiring 04/22/25	CITI	EUR	1,602	1,679,000	1,666,521	12,479	—
Expiring 04/22/25	CITI	EUR	823	851,649	856,135	—	(4,486)
Expiring 04/22/25	CITI	EUR	813	846,179	845,732	447	—
Expiring 04/22/25	GSI	EUR	3,193	3,348,000	3,321,123	26,877	—
Expiring 04/22/25	JPM	EUR	323	340,009	335,517	4,492	—
Expiring 04/22/25	JPM	EUR	104	110,016	108,639	1,377	—
Expiring 04/22/25	MSI	EUR	3,182	3,335,500	3,309,821	25,679	—
Expiring 04/22/25	MSI	EUR	342	356,501	356,142	359	—
Expiring 04/22/25	SSB	EUR	38,020	38,984,936	39,550,379	—	(565,443)
Expiring 04/22/25	SSB	EUR	426	443,112	442,869	243	—
Expiring 04/22/25	UAG	EUR	38,020	39,354,943	39,550,378	—	(195,435)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	1,013,773	2,513,196	2,602,512	—	(89,316)
Indian Rupee,
Expiring 03/19/25	BOA	INR	227,992	2,625,000	2,602,932	22,068	—
Expiring 03/19/25	SCB	INR	264,646	3,039,000	3,021,404	17,596	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund  43

Schedule of Investments  (continued)

as of February 28, 2025

Forward foreign currency exchange contracts outstanding at February 28, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 03/19/25	BOA	IDR	39,093,688	$2,375,000	$2,359,626	$15,374	$—
Expiring 03/19/25	CITI	IDR	27,596,235	1,721,000	1,665,660	55,340	—
Expiring 03/19/25	HSBC	IDR	57,223,110	3,500,000	3,453,885	46,115	—
Expiring 04/24/25	JPM	IDR	21,057,016	1,292,000	1,269,382	22,618	—
Mexican Peso,
Expiring 03/19/25	CITI	MXN	29,875	1,444,000	1,449,463	—	(5,463)
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	471,350	14,611,894	14,312,515	299,379	—
Expiring 03/19/25	CITI	TWD	99,878	3,019,000	3,032,774	—	(13,774)
Expiring 03/19/25	CITI	TWD	95,069	2,901,000	2,886,769	14,231	—
Expiring 03/19/25	SCB	TWD	100,351	3,094,000	3,047,143	46,857	—
Expiring 03/19/25	SCB	TWD	84,529	2,579,000	2,566,717	12,283	—
New Zealand Dollar,
Expiring 04/22/25	MSI	NZD	744	418,019	416,743	1,276	—
Peruvian Nuevo Sol,
Expiring 03/19/25	CITI	PEN	8,119	2,143,000	2,202,857	—	(59,857)
Expiring 03/19/25	HSBC	PEN	7,060	1,875,000	1,915,559	—	(40,559)
Expiring 03/19/25	SCB	PEN	6,358	1,705,000	1,724,937	—	(19,937)
Philippine Peso,
Expiring 03/19/25	HSBC	PHP	150,773	2,564,000	2,598,861	—	(34,861)
Expiring 03/19/25	HSBC	PHP	90,944	1,574,650	1,567,593	7,057	—
Expiring 03/19/25	JPM	PHP	147,287	2,504,000	2,538,766	—	(34,766)
Expiring 03/19/25	JPM	PHP	75,100	1,288,350	1,294,501	—	(6,151)
Polish Zloty,
Expiring 04/22/25	GSI	PLN	19,642	4,675,363	4,846,003	—	(170,640)
Singapore Dollar,
Expiring 03/19/25	CITI	SGD	3,330	2,436,000	2,466,309	—	(30,309)
Expiring 03/19/25	JPM	SGD	4,067	3,019,000	3,012,219	6,781	—
Expiring 03/19/25	SCB	SGD	10,808	8,108,050	8,004,460	103,590	—
South African Rand,
Expiring 03/19/25	JPM	ZAR	34,103	1,811,000	1,819,907	—	(8,907)
South Korean Won,
Expiring 03/19/25	BOA	KRW	4,148,705	2,868,000	2,842,114	25,886	—
Expiring 03/19/25	HSBC	KRW	2,423,082	1,721,000	1,659,958	61,042	—
Expiring 03/19/25	JPM	KRW	12,876,592	9,040,837	8,821,246	219,591	—
Expiring 03/19/25	SCB	KRW	3,711,558	2,530,000	2,542,642	—	(12,642)
Thai Baht,
Expiring 03/19/25	HSBC	THB	267,123	7,880,769	7,827,023	53,746	—
Expiring 03/19/25	JPM	THB	101,412	2,964,000	2,971,508	—	(7,508)
Expiring 03/19/25	MSI	THB	29,021	839,500	850,354	—	(10,854)
Expiring 03/19/25	MSI	THB	28,897	839,500	846,726	—	(7,226)

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at February 28, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/19/25	SCB	THB	73,510	$2,166,000	$2,153,945	$12,055	$—
Expiring 03/19/25	UAG	THB	85,524	2,528,000	2,505,953	22,047	—

				$315,225,002	$316,293,397	1,487,346	(2,555,741)

						$2,130,155	$(4,384,011)

Credit default swap agreements outstanding at February 28, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000%(Q)	2,000	$ 324,991	$ 2,025	$ 322,966	GSI
Dominican Republic	12/20/29	1.000%(Q)	2,000	54,193	2,025	52,168	GSI
Emirate of Abu Dhabi	12/20/29	1.000%(Q)	2,000	(59,686)	2,025	(61,711)	GSI
Federal Republic of Nigeria	12/20/29	1.000%(Q)	2,000	302,675	2,025	300,650	GSI
Federation of Malaysia	12/20/29	1.000%(Q)	3,000	(74,005)	3,037	(77,042)	GSI
Federative Republic of Brazil	12/20/29	1.000%(Q)	9,000	288,002	9,111	278,891	GSI
Kingdom of Bahrain	12/20/29	1.000%(Q)	2,000	61,014	2,025	58,989	GSI
Kingdom of Morocco	12/20/29	1.000%(Q)	2,000	(5,213)	2,025	(7,238)	GSI
Kingdom of Saudi Arabia	12/20/29	1.000%(Q)	5,000	(96,310)	5,062	(101,372)	GSI
People’s Republic of China	12/20/29	1.000%(Q)	9,000	(219,993)	9,111	(229,104)	GSI
Republic of Argentina	12/20/29	1.000%(Q)	2,000	642,347	2,025	640,322	GSI
Republic of Chile	12/20/29	1.000%(Q)	6,000	(129,710)	6,074	(135,784)	GSI
Republic of Colombia	12/20/29	1.000%(Q)	7,000	255,524	7,087	248,437	GSI
Republic of Indonesia	12/20/29	1.000%(Q)	8,000	(87,288)	8,099	(95,387)	GSI
Republic of Panama	12/20/29	1.000%(Q)	2,000	69,194	2,025	67,169	GSI
Republic of Peru	12/20/29	1.000%(Q)	3,000	(30,651)	3,037	(33,688)	GSI
Republic of Philippines	12/20/29	1.000%(Q)	3,000	(46,129)	3,037	(49,166)	GSI
Republic of South Africa	12/20/29	1.000%(Q)	9,000	347,717	9,111	338,606	GSI
Republic of Turkey	12/20/29	1.000%(Q)	9,000	559,228	9,111	550,117	GSI
State of Qatar	12/20/29	1.000%(Q)	2,000	(59,061)	2,025	(61,086)	GSI

See Notes to Financial Statements.

PGIM Strategic Bond Fund  45

Schedule of Investments  (continued)

as of February 28, 2025

Credit default swap agreements outstanding at February 28, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman	12/20/29	1.000%(Q)	2,000	$ (2,865)	$ 2,025	$ (4,890)	GSI
United Mexican States	12/20/29	1.000%(Q)	9,000	68,311	9,111	59,200	GSI

				$2,162,285	$101,238	$2,061,047

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices—Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000%(Q)	100,000	1.569%	$(2,207,152)	$(147,963)	$(2,059,189)	GSI

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	5,170	*	$6,272	$(1,707)	$7,979	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q)	920	$ (153,661)	$ (125,474)	$ (28,187)	GSI
Antero Resources Corp.	06/20/29	5.000%(Q)	920	(158,596)	(138,517)	(20,079)	GSI
Arab Republic of Egypt	06/20/30	1.000%(Q)	900	161,565	180,085	(18,520)	GSI
Bombardier, Inc.	06/20/29	5.000%(Q)	920	(124,158)	(90,109)	(34,049)	GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)	920	(128,179)	(100,745)	(27,434)	GSI

See Notes to Financial Statements.

46

Credit default swap agreements outstanding at February 28, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Chesapeake Energy Corp.	06/20/29	5.000%(Q)		920	$ (165,012)	$ (149,851)	$ (15,161)	GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)		920	(99,828)	(104,468)	4,640	GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)		920	(164,719)	(143,749)	(20,970)	GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)		920	(172,793)	(33,628)	(139,165)	GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q)		920	(151,905)	(130,572)	(21,333)	GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)		920	(162,326)	(132,152)	(30,174)	GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)		920	(162,137)	(140,121)	(22,016)	GSI
HUB International Ltd.	06/20/29	5.000%(Q)		920	(145,614)	(113,143)	(32,471)	GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)		920	(166,748)	(146,587)	(20,161)	GSI
Medline Borrower LP	06/20/29	5.000%(Q)		920	(159,631)	(118,500)	(41,131)	GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)		920	9,633	3,419	6,214	GSI
Organon & Co.	06/20/29	5.000%(Q)		920	(123,106)	(100,745)	(22,361)	GSI
PG&E Corp.	06/20/29	5.000%(Q)		920	(139,952)	(121,975)	(17,977)	GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)		920	(143,985)	(126,646)	(17,339)	GSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(42,225)	(31,029)	(11,196)	BARC
Safeway, Inc.	06/20/29	5.000%(Q)		920	(164,044)	(149,851)	(14,193)	GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q)		920	(158,587)	(140,121)	(18,466)	GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)		920	(146,724)	(128,213)	(18,511)	GSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,715	(989)	(294)	(695)	BARC
Uber Technologies, Inc.	06/20/29	5.000%(Q)		920	(175,131)	(142,940)	(32,191)	GSI
United Rentals North America, Inc.	06/20/29	5.000%(Q)		920	(163,930)	(139,319)	(24,611)	GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)		920	(124,344)	(98,156)	(26,188)	GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)		920	(139,744)	(136,520)	(3,224)	GSI

					$(3,466,870)	$(2,799,921)	$(666,949)

See Notes to Financial Statements.

PGIM Strategic Bond Fund  47

Schedule of Investments  (continued)

as of February 28, 2025

Credit default swap agreements outstanding at February 28, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at February 28, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		1,300	0.280%	$ 10,053	$ 7,530	$ 2,523	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		1,300	0.232%	10,552	7,634	2,918	GSI
General Motors Co.	06/20/26	5.000%(Q)		2,390	0.308%	167,106	121,573	45,533	GSI
Halliburton Co.	12/20/26	1.000%(Q)		2,770	0.270%	40,904	9,589	31,315	GSI
Kingdom of Norway	12/20/25	—%(Q)		2,810	0.035%	(786)	(1,120)	334	BARC
Lincoln National	12/20/29	1.000%(Q)		2,260	1.109%	(6,114)	(43,220)	37,106	BARC
Morgan Stanley	12/20/25	1.000%(Q)		1,300	0.234%	10,534	7,530	3,004	GSI
Pacific Life	08/20/35	2.500%(Q)		400	2.514%	1,541	(2)	1,543	GSI
Petroleos Mexicanos	06/20/25	1.000%(Q)		1,030	2.582%	(2,949)	(1,708)	(1,241)	MSI
Petroleos Mexicanos	12/24/25	3.750%(M)		1,550	2.970%	10,466	—	10,466	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)		2,760	*	26,867	—	26,867	GSI
Petroleos Mexicanos	05/07/26	4.750%(M)		1,700	*	31,703	—	31,703	GSI
Republic of Argentina	09/20/25	5.000%(Q)		1,430	11.984%	(38,852)	(22,593)	(16,259)	BARC
Republic of Argentina	09/20/25	5.000%(Q)		1,168	11.984%	(31,734)	(15,036)	(16,698)	BARC
Republic of Greece	06/20/25	1.000%(Q)		1,000	0.065%	4,843	2,746	2,097	BARC
Republic of Greece	06/20/27	1.000%(Q)		280	0.272%	5,069	4,504	565	BARC
Republic of Greece	12/20/27	1.000%(Q)		210	0.315%	4,255	3,728	527	BARC
Simon Property Group LP	06/20/26	1.000%(Q)		3,820	0.217%	45,837	11,574	34,263	GSI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	1,250	0.194%	679	111	568	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR	2,400	0.138%	6,094	1,563	4,531	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		5,130	0.325%	54,454	28,070	26,384	GSI

						$350,522	$122,473	$228,049

See Notes to Financial Statements.

48

Credit default swap agreements outstanding at February 28, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	610	3.091%	$47,103	$52,698	$5,595
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	10,460	0.495%	231,291	250,482	19,191

					$278,394	$303,180	$24,786

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current

See Notes to Financial Statements.

PGIM Strategic Bond Fund  49

Schedule of Investments  (continued)

as of February 28, 2025

status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 28, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	916	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/4.455%	$ (60,427)	$ 45,075	$ 105,502
GBP	8,995	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/4.455%	(141,504)	772,373	913,877
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/4.455%	124,739	670,175	545,436
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/4.455%	(71,279)	476,487	547,766
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/4.455%	(18,372)	93,399	111,771
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/4.455%	(18,242)	84,589	102,831
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/4.455%	(3,809)	47,009	50,818
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/4.390%	—	(23,950)	(23,950)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/4.390%	—	5,466	5,466
	46,221	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/4.390%	—	2,700	2,700
	88,900	05/07/25	4.321%(A)	1 Day USOIS(2)(A)/4.330%	—	(140)	(140)
	132,290	05/17/25	5.113%(A)	1 Day SOFR(2)(A)/4.390%	—	309,538	309,538
	21,390	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/4.390%	1,026	(33,976)	(35,002)
	62,470	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.390%	—	(182,416)	(182,416)
	37,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/4.390%	217,012	244,693	27,681
	67,775	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/4.390%	—	(358,084)	(358,084)
	11,000	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.390%	2,035	(134,640)	(136,675)
	28,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/4.390%	(15,522)	280,610	296,132
	15,700	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/4.390%	10,037	(216,213)	(226,250)

See Notes to Financial Statements.

50

Interest rate swap agreements outstanding at February 28, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
20,855	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/4.390%	$—	$305,391	$305,391
11,048	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/4.390%	—	(267,309)	(267,309)
1,640	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.390%	748,606	742,360	(6,246)
23,220	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/4.390%	339,586	138,997	(200,589)
15,895	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/4.390%	—	(190,021)	(190,021)
21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/4.390%	(399,319)	(1,422,274)	(1,022,955)

				$714,567	$1,389,839	$675,272

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at February 28, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS-40bps(T)/3.930%	GSI	03/20/25	(4,346)	$315,475	$—	$315,475
U.S. Treasury Bond(T)	1 Day USOIS+20bps(T)/4.530%	BOA	08/21/25	17,370	567,194	—	567,194

					$882,669	$—	$882,669

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$490,894	$(3,216,774)	$4,081,264	$(3,627,658)

See Notes to Financial Statements.

PGIM Strategic Bond Fund  51

Schedule of Investments  (continued)

as of February 28, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$12,540,616

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$6,228,799	$—
Collateralized Loan Obligations	—	136,277,303	—
Consumer Loans	—	8,882,482	—
Other	—	7,077,798	—
Residential Mortgage-Backed Securities	—	2,089,321	174,011
Student Loan	—	127,832	—
Commercial Mortgage-Backed Securities	—	73,330,939	—
Corporate Bonds	—	410,322,953	7,164,887
Floating Rate and Other Loans	—	9,728,132	8,057,536
Municipal Bond	—	1,140,332	—
Residential Mortgage-Backed Securities	—	35,625,248	1,739,918
Sovereign Bonds	—	31,094,246	—
U.S. Government Agency Obligations	—	237,104,623	—
U.S. Treasury Obligations	—	137,394,952	—
Affiliated Exchange-Traded Fund	2,526,500	—	—
Common Stocks	1,097,766	3,590,786	1,685,554
Preferred Stocks	—	—	4,010,363
Warrants	—	48,773	148

See Notes to Financial Statements.

52

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$37,901,848	$—	$—
Options Purchased	—	298,527	—

Total	$41,526,114	$1,100,363,046	$22,832,417

Liabilities
Options Written	$—	$(477,034)	$—

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitment	—	—	1
Futures Contracts	5,654,412	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,130,155	—
OTC Packaged Credit Default Swap Agreements	—	2,973,196	—
Centrally Cleared Credit Default Swap Agreements	—	24,786	—
OTC Credit Default Swap Agreements	—	575,288	33,139
Centrally Cleared Interest Rate Swap Agreements	—	3,324,909	—
OTC Total Return Swap Agreements	—	882,669	—

Total	$5,654,412	$9,911,003	$33,140

Liabilities
Forward Commitment Contracts	$—	$(7,655,506)	$—
Futures Contracts	(1,406,622)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,384,011)	—
OTC Packaged Credit Default Swap Agreements	—	(3,018,063)	—
OTC Credit Default Swap Agreements	—	(3,718,503)	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,649,637)	—

Total	$(1,406,622)	$(21,425,720)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments, unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage-Backed Securities
Balance as of 02/29/24	$256,229	$6,693,074	$4,721,025	$824,466

See Notes to Financial Statements.

PGIM Strategic Bond Fund  53

Schedule of Investments  (continued)

as of February 28, 2025

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage-Backed Securities
Realized gain (loss)	$(3,898)	$(371,570)	$1,112	$(730)
Change in unrealized appreciation (depreciation)	(21,093)	638,632	(164,411)	171
Purchase/Exchange/Issuances	—	322,122	3,447,170	3,401,418
Sales/Paydowns	(57,227)	(117,603)	(696,865)	(2,484,719)
Accrued discount/premium	—	232	4,648	(688)
Transfer into Level 3*	—	—	744,857	—
Transfer out of Level 3*	—	—	—	—

Balance as of 02/28/25	$174,011	$7,164,887	$8,057,536	$1,739,918

Change in unrealized appreciation (depreciation) relating to securities still held at reporting periodend	$(21,093)	$231,596	$(164,411)	$171

	Common Stocks	Preferred Stocks	Warrants	Written Options
Balance as of 02/29/24	$2,181,940	$4,298,760	$—	$(48)
Realized gain (loss)	—	14,829	—	—
Change in unrealized appreciation (depreciation)	(342,955)	9,833	(434)	—
Purchase/Exchange/Issuances	57,452	—	582	48
Sales/Paydowns	—	(313,059)	—	—
Accrued discount/premium	—	—	—	—
Transfer into Level 3*	—	—	—	—
Transfer out of Level 3*	(210,883)	—	—	—

Balance as of 02/28/25	$1,685,554	$4,010,363	$148	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(342,955)	$9,833	$(434)	$—

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitment	OTC Credit Default Swap Agreements
Balance as of 02/29/24	$—	$—	$19,072
Realized gain (loss)	—	—	67,136
Change in unrealized appreciation (depreciation)	—	1	(34,430)
Purchase/Exchange/Issuances	—	—	—
Sales/Paydowns	—	—	(18,639)
Accrued discount/premium	—	—	—
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Balance as of 02/28/25	$—	$1	$33,139

See Notes to Financial Statements.

54

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitment	OTC Credit Default Swap Agreements
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$1	$(34,430)

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)

Asset-Backed Securities-Residential Mortgage-Backed Securities	$174,011	Market	Yield and Spread	Adjusted Spread	400 bps
Corporate Bonds	—	Market	Recovery Value	Recovery Rate	0.00%
Corporate Bonds	322,121	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	5,584,082	Market	Comparable Bond	Yield Curve Spread Discount	150 bps - 350 bps
Residential Mortgage-Backed Securities	1	Market	Recovery Value	Recovery Rate	100.00%
Preferred Stocks	85,363	Market	Enterprise Value	Recovery Rate	11.30%
Preferred Stocks	3,925,000	Market	Transaction Based	Unadjusted Price	NA
Unfunded Corporate Bond Commitment	—	Market	Transaction Based	Unadjusted Price	NA

	$10,090,578

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2025, the aggregate value of these securities and/or derivatives was $12,774,979. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

See Notes to Financial Statements.

PGIM Strategic Bond Fund  55

Schedule of Investments  (continued)

as of February 28, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

U.S. Government Agency Obligations	21.0%
U.S. Treasury Obligations	12.1
Collateralized Loan Obligations	12.0
Banks	6.8
Commercial Mortgage-Backed Securities	6.5
Electric	3.6
Residential Mortgage-Backed Securities	3.5
Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	3.4
Telecommunications	3.0
Sovereign Bonds	2.7
Diversified Financial Services	2.3
Oil & Gas	2.1
Media	1.6
Home Builders	1.4
Retail	1.3
Foods	1.2
Pipelines	1.2
Pharmaceuticals	1.1
Chemicals	0.9
Mining	0.9
Aerospace & Defense	0.8
Entertainment	0.8
Consumer Loans	0.8
Commercial Services	0.8
Engineering & Construction	0.8
Healthcare-Services	0.8
Real Estate Investment Trusts (REITs)	0.7
Auto Parts & Equipment	0.7
Lodging	0.7
Other	0.6
Real Estate	0.6
Automobiles	0.6
Airlines	0.5
Building Materials	0.5
Leisure Time	0.4
Cosmetics/Personal Care	0.4
Electronic Equipment, Instruments & Components	0.4
Auto Manufacturers	0.3

Computers	0.3%
Affiliated Exchange-Traded Fund	0.2
Iron/Steel	0.2
Wireless Telecommunication Services	0.2
Internet	0.2
Holding Companies-Diversified	0.2
Metal Fabricate/Hardware	0.2
Distribution/Wholesale	0.2
Forest Products & Paper	0.2
Semiconductors	0.1
Packaging & Containers	0.1
Insurance	0.1
Electrical Components & Equipment	0.1
Household Products/Wares	0.1
Municipal Bond	0.1
Oil, Gas & Consumable Fuels	0.1
Machinery-Diversified	0.1
Healthcare-Products	0.1
Gas Utilities	0.1
Gas	0.1
Interactive Media & Services	0.1
Electronics	0.1
Advertising	0.0	*
Options Purchased	0.0	*
Transportation	0.0	*
Housewares	0.0	*
Environmental Control	0.0	*
Student Loan	0.0	*
Agriculture	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Electric Utilities	0.0	*

	103.0
Options Written	(0.1)
Liabilities in excess of other assets	(2.9)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

56

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$24,786	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	490,894		Premiums received for OTC swap agreements	3,216,774
Credit contracts	Unaffiliated investments	46,656		Options written outstanding, at value	61,792
Credit contracts	Unrealized appreciation on OTC swap agreements	3,198,595		Unrealized depreciation on OTC swap agreements	3,627,658
Foreign exchange contracts	Unaffiliated investments	175,738		Options written outstanding, at value	337,719
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,130,155		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,384,011
Interest rate contracts	Due from/to broker-variation margin futures	5,654,412	*	Due from/to broker-variation margin futures	1,406,622	*
Interest rate contracts	Due from/to broker-variation margin swaps	3,324,909	*	Due from/to broker-variation margin swaps	2,649,637	*
Interest rate contracts	Unaffiliated investments	76,133		Options written outstanding, at value	77,523
Interest rate contracts	Unrealized appreciation on OTC swap agreements	882,669		—	—

		$16,004,947			$15,761,736

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  57

Schedule of Investments  (continued)

as of February 28, 2025

The effects of derivative instruments on the Statement of Operations for the year ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(322,958)	$799,654	$—	$—	$186,451
Equity contracts	—	—	(86,319)	—	—
Foreign exchange contracts	(442,644)	2,267,618	—	10,936,235	—
Interest rate contracts	(213,705)	90,371	(3,573,317)	—	(1,828,906)

Total	$(979,307)	$3,157,643	$(3,659,636)	$10,936,235	$(1,642,455)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$77,642	$43,594	$—	$—	$(593,660)
Foreign exchange contracts	55,290	122,806	—	(5,001,937)	—
Interest rate contracts	62,669	(69,918)	4,189,869	—	(1,291,579)

Total	$195,601	$96,482	$4,189,869	$(5,001,937)	$(1,885,239)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 247,916
Options Written (2)	319,268,290
Futures Contracts - Long Positions (2)	428,024,745
Futures Contracts - Short Positions (2)	110,863,068
Forward Foreign Currency Exchange Contracts - Purchased (3)	168,911,458
Forward Foreign Currency Exchange Contracts - Sold (3)	343,467,649
Cross Currency Exchange Contracts (4)	1,138,265
Interest Rate Swap Agreements (2)	500,846,918
Credit Default Swap Agreements - Buy Protection (2)	122,392,529
Credit Default Swap Agreements - Sell Protection (2)	111,749,731

See Notes to Financial Statements.

58

Derivative Contract Type	Average Volume of Derivative Activities*
Total Return Swap Agreements (2)	$ 47,596,025

*	Average volume is based on average quarter end balances for the year ended February 28, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$11,683,690	$(11,683,690)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$65,190	$(1,301,957)	$(1,236,767)	$1,236,767	$—
BOA	670,695	(322,685)	348,010	(295,679)	52,331
CGM	—	(2,037)	(2,037)	—	(2,037)
CITI	643,387	(562,638)	80,749	—	80,749
GSI	4,284,966	(7,111,076)	(2,826,110)	2,826,110	—
HSBC	216,211	(163,977)	52,234	—	52,234
JPM	585,560	(629,012)	(43,452)	—	(43,452)
MSI	145,790	(279,827)	(134,037)	134,037	—
SCB	294,220	(43,777)	250,443	(22,456)	227,987
SSB	3,833	(601,770)	(597,937)	597,937	—
TD	68,941	(4,728)	64,213	—	64,213
UAG	22,047	(681,993)	(659,946)	659,946	—

	$7,000,840	$(11,705,477)	$(4,704,637)	$5,136,662	$432,025

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  59

Statement of Assets and Liabilities

as of February 28, 2025

Assets
Investments at value, including securities on loan of $11,683,690:
Unaffiliated investments (cost $1,180,172,594)	$1,124,293,229
Affiliated investments (cost $40,442,851)	40,428,348
Cash	4,162
Foreign currency, at value (cost $667,585)	675,536
Receivable for investments sold	30,389,607
Dividends and interest receivable	9,223,507
Unrealized appreciation on OTC swap agreements	4,081,264
Receivable for Fund shares sold	2,639,518
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,130,155
Due from broker—variation margin futures	1,215,151
Premiums paid for OTC swap agreements	490,894
Unrealized appreciation on unfunded loan commitment	1
Prepaid expenses and other assets	184,031

Total Assets	1,215,755,403

Liabilities
Payable for investments purchased	48,345,015
Payable to broker for collateral for securities on loan	11,914,330
Forward commitment contracts, at value (proceeds receivable $7,646,367)	7,655,506
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,384,011
Payable for Fund shares purchased	3,735,955
Unrealized depreciation on OTC swap agreements	3,627,658
Premiums received for OTC swap agreements	3,216,774
Due to broker—variation margin swaps	491,992
Options written outstanding, at value (premiums received $645,065)	477,034
Management fee payable	381,292
Accrued expenses and other liabilities	363,575
Distribution fee payable	50,844
Trustees’ fees payable	3,267
Affiliated transfer agent fee payable	2,160
Dividends payable	841

Total Liabilities	84,650,254

Net Assets	$1,131,105,149

Net assets were comprised of:
Shares of beneficial interest, at par	$132,743
Paid-in capital in excess of par	1,437,589,295
Total distributable earnings (loss)	(306,616,889)

Net assets, February 28, 2025	$1,131,105,149

See Notes to Financial Statements.

60

Class A

Net asset value and redemption price per share,
($ 86,918,721 ÷ 10,197,187 shares of beneficial interest issued and outstanding)	$8.52
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.81

Class C

Net asset value, offering price and redemption price per share,
($ 45,545,596 ÷ 5,351,760 shares of beneficial interest issued and outstanding)	$8.51

Class Z

Net asset value, offering price and redemption price per share,
($ 884,568,017 ÷ 103,813,329 shares of beneficial interest issued and outstanding)	$8.52

Class R6

Net asset value, offering price and redemption price per share,
($ 114,072,815 ÷ 13,380,552 shares of beneficial interest issued and outstanding)	$8.53

See Notes to Financial Statements.

PGIM Strategic Bond Fund  61

Statement of Operations

Year Ended February 28, 2025

Net Investment Income (Loss)
Income
Interest income (net of $11,038 foreign withholding tax)	$60,813,596
Affiliated dividend income	3,173,497
Unaffiliated dividend income	612,532
Income from securities lending, net (including affiliated income of $52,980)	54,895

Total income	64,654,520

Expenses
Management fee	6,252,890
Distribution fee(a)	638,410
Transfer agent’s fees and expenses (including affiliated expense of $9,473)(a)	1,137,451
Registration fees(a)	138,487
Custodian and accounting fees	97,986
Audit fee	67,280
Shareholders’ reports	62,638
Professional fees	46,120
Trustees’ fees	22,833
Miscellaneous	48,932

Total expenses	8,513,027
Less: Fee waiver and/or expense reimbursement(a)	(1,206,581)

Net expenses	7,306,446

Net investment income (loss)	57,348,074

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $12,936)	(24,244,387)
Affiliated net capital gain distributions received	2,301
Futures transactions	(3,659,636)
Forward and cross currency contract transactions	10,936,235
Options written transactions	3,157,643
Swap agreement transactions	(1,642,455)
Foreign currency transactions	(4,223,194)

(19,673,493)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(40,013))	52,479,730
Futures	4,189,869
Forward and cross currency contracts	(5,001,937)
Options written	96,482
Swap agreements	(1,885,239)
Foreign currencies	(212,012)
Unfunded loan commitment	(158)

49,666,735

Net gain (loss) on investment and foreign currency transactions	29,993,242

Net Increase (Decrease) In Net Assets Resulting From Operations	$87,341,316

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	201,705	436,705	—	—
Transfer agent’s fees and expenses	59,398	43,746	1,032,265	2,042
Registration fees	34,820	22,456	54,577	26,634
Fee waiver and/or expense reimbursement	(25,320)	(13,701)	(1,108,874)	(58,686)

See Notes to Financial Statements.

PGIM Strategic Bond Fund  63

Statements of Changes in Net Assets

	Year Ended February 28/29, 2025 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$57,348,074	$57,133,842
Net realized gain (loss) on investment and foreign currency transactions	(19,675,794)	(28,265,396)
Affiliated net capital gain distributions received	2,301	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	49,666,735	45,284,855

Net increase (decrease) in net assets resulting from operations	87,341,316	74,153,301

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,685,089)	(4,511,416)
Class C	(2,192,288)	(2,682,025)
Class Z	(51,588,223)	(65,323,235)
Class R6	(5,888,257)	(5,156,501)

	(64,353,857)	(77,673,177)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	455,517,098	447,958,197
Net asset value of shares issued in reinvestment of dividends and distributions	64,336,645	77,643,147
Cost of shares purchased	(407,081,466)	(578,184,104)

Net increase (decrease) in net assets from Fund share transactions	112,772,277	(52,582,760)

Total increase (decrease)	135,759,736	(56,102,636)

Net Assets:
Beginning of year	995,345,413	1,051,448,049

End of year	$1,131,105,149	$995,345,413

See Notes to Financial Statements.

Financial Highlights

Class A Shares

	Year Ended February 28/29,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$8.33	$8.34	$9.69	$10.32	$10.48

Income (loss) from investment operations:

Net investment income (loss)	0.43	0.44	0.38	0.29	0.31

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25	0.16	(1.23)	(0.54)	0.02 (b)

Total from investment operations	0.68	0.60	(0.85)	(0.25)	0.33

Less Dividends and Distributions:

Dividends from net investment income	(0.49)	(0.61)	(0.50)	(0.38)	(0.33)

Tax return of capital distributions	-	-	-	-	(0.06)

Distributions from net realized gains	-	-	-	-	(0.10)

Total dividends and distributions	(0.49)	(0.61)	(0.50)	(0.38)	(0.49)

Net asset value, end of year	$8.52	$8.33	$8.34	$9.69	$10.32

Total Return(c):	8.37%	7.49%	(8.81)%	(2.59)%	3.27%

Ratios/Supplemental Data:

Net assets, end of year (000)	$86,919	$70,540	$57,693	$78,154	$88,108

Average net assets (000)	$80,682	$60,671	$61,543	$85,794	$74,555

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	0.96%	0.95%	0.94%	0.95%	0.98%

Expenses before waivers and/or expense reimbursement	0.99%	0.98%	0.97%	0.98%	1.02%

Net investment income (loss)	5.14%	5.34%	4.32%	2.81%	3.01%

Portfolio turnover rate(e)(f)	233%	310%	301%	54%	105%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  65

Financial Highlights (continued)

Class C Shares

	Year Ended February 28/29,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$8.32	$8.33	$9.68	$10.30	$10.46

Income (loss) from investment operations:

Net investment income (loss)	0.37	0.37	0.31	0.21	0.23

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.24	0.16	(1.23)	(0.53)	0.02 (b)

Total from investment operations	0.61	0.53	(0.92)	(0.32)	0.25

Less Dividends and Distributions:

Dividends from net investment income	(0.42)	(0.54)	(0.43)	(0.30)	(0.25)

Tax return of capital distributions	-	-	-	-	(0.06)

Distributions from net realized gains	-	-	-	-	(0.10)

Total dividends and distributions	(0.42)	(0.54)	(0.43)	(0.30)	(0.41)

Net asset value, end of year	$8.51	$8.32	$8.33	$9.68	$10.30

Total Return(c):	7.53%	6.66%	(9.55)%	(3.25)%	2.50%

Ratios/Supplemental Data:

Net assets, end of year (000)	$45,546	$41,442	$41,835	$56,099	$59,419

Average net assets (000)	$43,670	$40,959	$45,944	$60,789	$53,620

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	1.74%	1.74%	1.74%	1.72%	1.73%

Expenses before waivers and/or expense reimbursement	1.77%	1.77%	1.77%	1.75%	1.77%

Net investment income (loss)	4.36%	4.54%	3.52%	2.04%	2.26%

Portfolio turnover rate(e)(f)	233%	310%	301%	54%	105%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares

	Year Ended February 28/29,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$8.33	$8.34	$9.69	$10.31	$10.47

Income (loss) from investment operations:

Net investment income (loss)	0.46	0.47	0.41	0.32	0.34

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25	0.15	(1.23)	(0.53)	0.02 (b)

Total from investment operations	0.71	0.62	(0.82)	(0.21)	0.36

Less Dividends and Distributions:

Dividends from net investment income	(0.52)	(0.63)	(0.53)	(0.41)	(0.36)

Tax return of capital distributions	-	-	-	-	(0.06)

Distributions from net realized gains	-	-	-	-	(0.10)

Total dividends and distributions	(0.52)	(0.63)	(0.53)	(0.41)	(0.52)

Net asset value, end of year	$8.52	$8.33	$8.34	$9.69	$10.31

Total Return(c):	8.73%	7.85%	(8.52)%	(2.17)%	3.64%

Ratios/Supplemental Data:

Net assets, end of year (000)	$884,568	$808,001	$892,700	$1,445,527	$1,748,446

Average net assets (000)	$839,957	$853,582	$1,006,914	$1,717,073	$1,421,196

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	0.62%	0.62%	0.62%	0.62%	0.62%

Expenses before waivers and/or expense reimbursement	0.75%	0.76%	0.75%	0.75%	0.77%

Net investment income (loss)	5.48%	5.66%	4.63%	3.14%	3.35%

Portfolio turnover rate(e)(f)	233%	310%	301%	54%	105%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  67

Financial Highlights (continued)

Class R6 Shares

	Year Ended February 28/29,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$8.33	$8.34	$9.70	$10.32	$10.48

Income (loss) from investment operations:

Net investment income (loss)	0.46	0.47	0.41	0.33	0.34

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26	0.16	(1.24)	(0.54)	0.03 (b)

Total from investment operations	0.72	0.63	(0.83)	(0.21)	0.37

Less Dividends and Distributions:

Dividends from net investment income	(0.52)	(0.64)	(0.53)	(0.41)	(0.37)

Tax return of capital distributions	-	-	-	-	(0.06)

Distributions from net realized gains	-	-	-	-	(0.10)

Total dividends and distributions	(0.52)	(0.64)	(0.53)	(0.41)	(0.53)

Net asset value, end of year	$8.53	$8.33	$8.34	$9.70	$10.32

Total Return(c):	8.89%	7.88%	(8.49)%	(2.24)%	3.66%

Ratios/Supplemental Data:

Net assets, end of year (000)	$114,073	$75,363	$59,220	$37,135	$33,407

Average net assets (000)	$95,502	$65,842	$51,264	$37,326	$13,732

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	0.59%	0.59%	0.59%	0.59%	0.59%

Expenses before waivers and/or expense reimbursement	0.65%	0.66%	0.66%	0.67%	0.76%

Net investment income (loss)	5.49%	5.71%	4.75%	3.17%	3.26%

Portfolio turnover rate(e)(f)	233%	310%	301%	54%	105%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Strategic Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment

PGIM Strategic Bond Fund  69

Notes to Financial Statements (continued)

and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

PGIM Strategic Bond Fund  71

Notes to Financial Statements (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the

PGIM Strategic Bond Fund  73

Notes to Financial Statements (continued)

potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment

PGIM Strategic Bond Fund  75

Notes to Financial Statements (continued)

risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC

PGIM Strategic Bond Fund  77

Notes to Financial Statements (continued)

derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are

PGIM Strategic Bond Fund  79

Notes to Financial Statements (continued)

reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadvisers’ performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.590% on average daily net assets up to $2.5 billion;	0.59%

0.565% on average daily net assets from $2.5 billion to $5 billion;

0.540% on average daily net assets over $5 billion.

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Notes to Financial Statements (continued)

The Manager has contractually agreed, through June 30, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.15%
C	1.90
Z	0.62
R6	0.59

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the year ended February 28, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$296,994	$3,627
C	—	3,611

PGIM Investments, PIMS, PGIM, Inc. and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Fund.

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Notes to Financial Statements (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended February 28, 2025, were as follows:

Cost of Purchases	Proceeds from Sales
$2,399,269,133	$2,498,740,240

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended February 28, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Long-Term Investments—Affiliated Exchange-Traded Fund(wa) :

PGIM Floating Rate Income ETF
$ —	$2,540,059	$ —	$(13,559)	$ —	$2,526,500	50,000$	40,001		$2,301

Short-Term Investments—Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wa)
30,114,493	737,656,104	741,821,800	—	—	25,948,797	25,948,797	3,133,496		—

PGIM Institutional Money Market Fund (7-day effective yield 4.544%)(1)(b)(wa)
27,815,252	178,735,377	194,584,060	(26,454)	12,936	11,953,051	11,961,424	52,980	(2)	—
$57,929,745	$916,391,481$	936,405,860	$(26,454)	$12,936	$37,901,848		$3,186,476		$—
$57,929,745	$918,931,540$	936,405,860	$(40,013)	$12,936	$40,428,348		$3,226,477		$2,301

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Fund. The adjustments were due to prior year post financial statement adjustments.

For the year ended February 28, 2025, the adjustments were as follows:

Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
$1,557	$(1,557)

For the year ended February 28, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$64,353,857	$—	$—	$64,353,857

For the year ended February 29, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$77,673,177	$—	$—	$77,673,177

For the year ended February 28, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$19,870,742	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,220,297,652	$30,587,287	$(93,874,183)	$(63,286,896)

The difference between GAAP and tax basis is primarily attributable to the difference in the treatment of amortization of premiums, deferred losses on wash sales, futures contracts, straddle loss deferrals, interest accrual on defaulted securities, swaps, partnerships and other book to tax differences.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of February 28, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$261,884,000	$—

PGIM Strategic Bond Fund  85

Notes to Financial Statements (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2025 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of February 28, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	11,871	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%
Unaffiliated	7	92.4

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended February 28, 2025:
Shares sold	4,135,409	$34,930,365
Shares issued in reinvestment of dividends and distributions	555,943	4,683,565
Shares purchased	(2,882,353)	(24,331,958)
Net increase (decrease) in shares outstanding before conversion	1,808,999	15,281,972
Shares issued upon conversion from other share class(es)	148,087	1,242,150
Shares purchased upon conversion into other share class(es)	(229,207)	(1,944,754)

Net increase (decrease) in shares outstanding	1,727,879	$14,579,368

Year ended February 29, 2024:
Shares sold	4,006,747	$33,046,987
Shares issued in reinvestment of dividends and distributions	548,089	4,507,409
Shares purchased	(2,880,915)	(23,831,877)
Net increase (decrease) in shares outstanding before conversion	1,673,921	13,722,519
Shares issued upon conversion from other share class(es)	108,921	896,152
Shares purchased upon conversion into other share class(es)	(228,815)	(1,893,704)

Net increase (decrease) in shares outstanding	1,554,027	$12,724,967

Class C
Year ended February 28, 2025:
Shares sold	1,338,997	$11,284,815
Shares issued in reinvestment of dividends and distributions	260,597	2,191,949
Shares purchased	(1,022,648)	(8,594,023)
Net increase (decrease) in shares outstanding before conversion	576,946	4,882,741
Shares purchased upon conversion into other share class(es)	(208,499)	(1,752,532)

Net increase (decrease) in shares outstanding	368,447	$3,130,209

Year ended February 29, 2024:
Shares sold	1,078,191	$8,895,669
Shares issued in reinvestment of dividends and distributions	326,645	2,682,014
Shares purchased	(1,256,831)	(10,317,374)
Net increase (decrease) in shares outstanding before conversion	148,005	1,260,309
Shares purchased upon conversion into other share class(es)	(187,001)	(1,536,300)

Net increase (decrease) in shares outstanding	(38,996)	$(275,991)

PGIM Strategic Bond Fund  87

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class Z
Year ended February 28, 2025:
Shares sold	41,964,373	$354,407,512
Shares issued in reinvestment of dividends and distributions	6,123,822	51,574,429
Shares purchased	(41,248,003)	(346,845,777)
Net increase (decrease) in shares outstanding before conversion	6,840,192	59,136,164
Shares issued upon conversion from other share class(es)	250,290	2,110,976
Shares purchased upon conversion into other share class(es)	(329,466)	(2,806,816)

Net increase (decrease) in shares outstanding	6,761,016	$58,440,324

Year ended February 29, 2024:
Shares sold	44,292,529	$365,780,595
Shares issued in reinvestment of dividends and distributions	7,939,193	65,300,715
Shares purchased	(61,169,761)	(503,640,613)
Net increase (decrease) in shares outstanding before conversion	(8,938,039)	(72,559,303)
Shares issued upon conversion from other share class(es)	362,301	2,989,997
Shares purchased upon conversion into other share class(es)	(1,421,663)	(11,623,402)

Net increase (decrease) in shares outstanding	(9,997,401)	$(81,192,708)

Class R6
Year ended February 28, 2025:
Shares sold	6,514,108	$54,894,406
Shares issued in reinvestment of dividends and distributions	698,462	5,886,702
Shares purchased	(3,247,399)	(27,309,708)
Net increase (decrease) in shares outstanding before conversion	3,965,171	33,471,400
Shares issued upon conversion from other share class(es)	382,224	3,269,302
Shares purchased upon conversion into other share class(es)	(13,951)	(118,326)

Net increase (decrease) in shares outstanding	4,333,444	$36,622,376

Share Class	Shares	Amount

Year ended February 29, 2024:
Shares sold	4,870,570	$40,234,946
Shares issued in reinvestment of dividends and distributions	626,690	5,153,009
Shares purchased	(4,912,862)	(40,394,240)
Net increase (decrease) in shares outstanding before conversion	584,398	4,993,715
Shares issued upon conversion from other share class(es)	1,377,891	11,265,155
Shares purchased upon conversion into other share class(es)	(11,838)	(97,898)

Net increase (decrease) in shares outstanding	1,950,451	$16,160,972

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended February 28, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Strategic Bond Fund  89

Notes to Financial Statements (continued)

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively

PGIM Strategic Bond Fund  91

Notes to Financial Statements (continued)

impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration

PGIM Strategic Bond Fund  93

Notes to Financial Statements (continued)

risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be

PGIM Strategic Bond Fund  95

Notes to Financial Statements (continued)

required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10. Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 3 and Shareholders of PGIM Strategic Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Strategic Bond Fund (one of the funds constituting Prudential Investment Portfolios 3, referred to hereafter as the “Fund”) as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

April 15, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Strategic Bond Fund  97

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French Secretary

Date:	April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 15, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 15, 2025